                                                1933 Act File No. 33-3677
                                                1940 Act File No. 811-4603
==========================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                               Pre-Effective Amendment No.             [ ]

                  Post-Effective Amendment No. 30                      [X]

                                  and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                            Amendment No. 32                           [X]

                         (Check appropriate box or boxes.)

                             LB SERIES FUND, INC.
                             --------------------
                           (Exact Name of Registrant)

            625 Fourth Avenue South, Minneapolis, Minnesota 55415
            -----------------------------------------------------
                  (Address of Principal Executive Offices)

                                 (612) 340-8214
                         -------------------------------
                         (Registrant's Telephone Number)

                        Brett L. Agnew, Assistant Secretary
                              LB Series Fund, Inc.
                            625 Fourth Avenue South
                        Minneapolis, Minnesota  55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On February 1, 2004 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        LB Series Fund, Inc.

                                                             Prospectus

                                                          February 1, 2004

                                               Thrivent Partner Technology Portfolio
                                             Thrivent Partner Small Cap Value Portfolio
                                                 Thrivent Small Cap Stock Portfolio
                                                 Thrivent Small Cap Index Portfolio
                                                  Thrivent Mid Cap Stock Portfolio
                                                  Thrivent Mid Cap Index Portfolio
                                                 Thrivent Large Cap Stock Portfolio
                                                 Thrivent Large Cap Index Portfolio
                                             Thrivent Real Estate Securities Portfolio
                                                    Thrivent Balanced Portfolio
                                               Thrivent Partner High Yield Portfolio
                                                   Thrivent Bond Index Portfolio
                                               Thrivent Mortgage Securities Portfolio

The Securities and Exchange  Commission  has not approved or  disapproved  these  securities or  determined if this  prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                          Table Of Contents

                                                                                                                      Page

           Thrivent Partner Technology Portfolio
           Thrivent Partner Small Cap Value Portfolio
           Thrivent Small Cap Stock Portfolio
           Thrivent Small Cap Index Portfolio
           Thrivent Mid Cap Stock Portfolio
           Thrivent Mid Cap Index Portfolio
           Thrivent Large Cap Stock Portfolio
           Thrivent Large Cap Index Portfolio
           Thrivent Real Estate Securities Portfolio
           Thrivent Balanced Portfolio
           Thrivent Partner High Yield Portfolio
           Thrivent Bond Index Portfolio
           Thrivent Mortgage Securities Portfolio

           Management
                Investment Adviser
                Investment Subadviser and Portfolio Managers
                Advisory Fees
                Personal Securities Investments

           The Separate Accounts And The Retirement Plans
           Pricing of Portfolio Shares
           Tax Matters
           Other Securities And Investment Practices

THE PORTFOLIOS

THRIVENT PARTNER TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.  Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media.  The Portfolio's investment adviser, Thrivent Financial for Lutherans
("Thrivent Financial." or the "investment adviser"), focuses on equity securities of technology companies that have a strong potential for future growth.  These companies typically provide little or no dividend.  Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

INVESTMENT RISKS

The Thrivent Partner Technology Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and
economic conditions as well as investor sentiment.   The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Technology Risk.  Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner Technology Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Partner Technology
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.75%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses /1/                                                                                               0.84%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        1.59%
---------------------------------------------------------------------------------------------------------------- ---------------

/1/ Because the Thrivent Partner Technology Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

--------------------------- ------------------------ ------------------------
                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
--------------------------- ------------------------ ------------------------
Thrivent Partner
Technology                  $162                     $502
--------------------------- ------------------------ ------------------------

THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Financial focuses mainly on the stocks of smaller companies with market capitalizations similar to those companies included in widely known indices such as the S&P Small Cap 600/Barra Value Index and the Russell 2000 Value Index.  Although market capitalizations are constantly changing, the largest companies included in the
Indexes have market capitalizations of approximately $1.5 billion and $2.3 billion, respectively, as of April 30, 2003. Should
Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index. Due to
certain market inefficiencies, we believe properly selected small company stocks offer greater opportunities for long term capital growth.

The Portfolio ordinarily invests in equity securities of companies with prices that are significantly below their intrinsic value.
Intrinsic value is determined by a company's ability to generate long term cash flow, maintain competitive position and other variables depending on a specific company's situation.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. In addition to valuation, Thrivent Financial considers these factors, among others, in choosing companies:

o   a stable or improving earnings record;
o   sound finances;
o   solid competitive position in a competitive industry;
o   good management; and
o   adequate company returns on investment.

Thrivent Financial considers these factors, among others, in choosing when to sell a stock:

o  when the stock price reaches a value through appreciation that is reasonably more than the intrinsic value of the business; or
o  if the fundamentals of the business change, or the investment adviser's analysis of the business change, and the investment adviser believes the intrinsic value of the business is less than the stock price.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

INVESTMENT RISKS

The Thrivent Partner Small Cap Value Portfolio is subject to the following investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the
market doesn't recognize their intrinsic values or if value stocks are out of favor.   In addition, smaller, less seasoned
companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner Small Cap Value Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Partner Small Cap Value
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses,
including mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.80%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses /1/                                                                                               0.17%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.97%
---------------------------------------------------------------------------------------------------------------- ---------------

/1/ Because the Thrivent Partner Small Cap Value Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Partner Small
Cap Value                   $99                      $309

THRIVENT SMALL CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks.  Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell
2000 Index.  Should the Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to of such a change.  Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for small companies (including companies initially offering stock to the public) that, in its opinion:

o  are in the early stages of development or positioned in new and emerging industries;
o  have an opportunity for rapid growth;
o  have capable management; and
o  are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Small Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Small Cap Stock Portfolio.
If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including
mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.70%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.26%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.96%

/1/ Because the Thrivent Small Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Small Cap Stock     $98                      $306

THRIVENT SMALL CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that Thrivent
Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, Thrivent Financial may invest, to some degree, in money market instruments.

Small company stocks are considerably more risky than large company stocks since small companies are less mature and do not have access to financial resources that a large company would have. While the risks are greater, so is the potential for reward.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Small Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Small Cap Index Portfolio.
If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including
mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.34%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.06%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.40%
---------------------------------------------------------------------------------------------------------------- ---------------

/1/ Because the Thrivent Small Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Small Cap Index     $41                      $128

THRIVENT MID CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&PMidCap 400 Index and the Russell MidCap Index.
Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

o  have prospects for growth in their sales and earnings;
o  are in an industry with a good economic outlook;
o  have high-quality management; and
o  have a strong financial position.

Thrivent Financial usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mid Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

The table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mid Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expenses risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load                                                                                       N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.70%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.35%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        1.05%
---------------------------------------------------------------------------------------------------------------- ---------------

/1/ Because the Thrivent Mid Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Mid Cap Stock      $107                     $334

THRIVENT MID CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index.
This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the
Portfolio. When changes to the Index occur Thrivent Financial will attempt to replicate these changes within the Portfolio.
However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mid Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mid Cap Index Portfolio.
If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including
mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.35%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.48%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.83%

/1/ Because the Thrivent Mid Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Mid Cap Index       $85                      $265

THRIVENT LARGE CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of total assets in common stocks, not including convertible securities. Thrivent Financial, the investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. Thrivent Financial looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Portfolio focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Portfolio does not invest in bonds for capital growth or for long time periods.  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales,
assets, markets, management, products and services, earnings, and financial structure.   Technical analysis generally involves
studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  The Portfolio may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments.  This investment strategy may result in short-term gains or losses for the Portfolio.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Large Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Large Cap Stock Portfolio.
If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including
mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.65%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.21%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.86%

/1/ Because the Thrivent Large Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Large Cap Growth    $88                      $274

THRIVENT LARGE CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio strives to invest in all of the large company common stocks included in the S&P 500
Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that
Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Large Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Large Cap Index Portfolio.
If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including
mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.32%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.04%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.36%

/1/ Because the Thrivent Large Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                                   1 Year            3 Years
---------------------------------- ----------------- ------------------------
Thrivent Large Cap Index             $37               $116

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry.  This includes companies such as real estate investment trusts (REITs) and other real estate related investments.  A real estate company generally derives revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate.  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Real Estate Securities Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index..

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Interest Rate Risk.  Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise.  This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends.  This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk.  Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry.  Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.  Since the Portfolio concentrates its assets in the real estate industry, your investment in the Portfolio will be closely ties to the performance of the real estate markets.

VOLATILITY AND PERFORMANCE

The Thrivent Real Estate Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Real Estate Securities
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses,
including mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.80%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.17%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.97%

/1/ Because the Thrivent Real Estate Securities Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                                    1 Year                3 Years
----------------------------------- --------------------- --------------------------
Thrivent Real Estate Securities      $99                   $309

THRIVENT BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up Bond Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Bond
Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The
Portfolio invests in the following three asset classes within the ranges given:

                                        Minimum          Maximum
-----------------------------------------------------------------
 Common Stocks                           35%                  75%
 Debt Securities                         25%                  50%
 Money Market Instruments                 0%                  40%

 [sidebar: Current Weighting of Assets]

As of December 31, the investments in the asset classes were as follows:

Percent Weighted
-----------------------------------------------------------------
Common Stocks                                            53.5%
Debt Securities                                          37.2%
Money Market Instruments                                  9.3%
                                                         -----
Total                                                     100%

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Balanced Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.
They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the
Portfolio.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Balanced Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Balanced Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and
expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.32%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.04%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.36%

/1/ Because the Thrivent Balanced Portfolio has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Balanced            $36                      $113

THRIVENT PARTNER HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner High Yield Portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Portfolio actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT STRATEGIES

Under normal  circumstances,  we invest at least 80% of net assets (plus the amount of any  borrowing  for  investment  purposes) in high-yield  fixed income  instruments  (high-yielding,  higher-risk  corporate  bonds) with medium- to  lower-range  credit  quality ratings.  Should the Portfolio's  investment  subadviser,  Pacific Investment  Management Company LLC ("PIMCO"),  determine that the
Portfolio would benefit from reducing the percentage of invested  assets from 80% to a lesser amount,  you will be notified at least
60 days prior to such a change.  The Portfolio may invest up to 20% of its net assets in bonds of foreign issuers.  A foreign issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments.  PIMCO does not have restrictions on the credit quality of the securities in the Fund.
PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Partner High Yield Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.  They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the
Portfolio.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner High Yield Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Partner High Yield
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses,
including mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.40%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.24%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.64%

/1/ Because the Thrivent Partner High Yield Portfolio has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Partner High
Yield                       $65                      $205

THRIVENT BOND INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio strives for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.

INVESTMENT STRATEGIES

Under normal circumstances, we strive to invest in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Aggregate Bond Index.  We do not invest in all of the issues that make up the index but select from issuers with the index.  Therefore, we expect the investment performance of this Portfolio to approximate the performance of the index over time.
We include only those issues that:

o  are of investment-grade quality;
o  have a fixed rate;
o  are publicly issued;
o  have at least $150 million par outstanding;
o  are dollar-denominated and nonconvertible; and
o  have a maturity of more than one year.

Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.  For liquidity reasons, we may invest, to some degree, in money market instruments.  Although we try to match the performance of the Lehman Aggregate Bond Index, many factors can cause the
Portfolio not to meet its objective.  We invest in six general classes of investment grade, fixed-income securities including:

o  U.S. Treasury securities
o  corporate bonds
o  commercial mortgage-backed securities
o  government agency securities
o  mortgage-backed securities, and
o  asset-backed securities.

As of December 31, 2002, these four classes represented the following proportions of the Portfolio's long-term market value:

                                                                      Percent of Total
---------------------------------------------------------------------------------------
U.S. Treasury & Government Agency                                                73.4%
---------------------------------------------------------------------------------------
Corporate                                                                        22.2%
---------------------------------------------------------------------------------------
Other Government                                                                  2.0%
---------------------------------------------------------------------------------------
Asset-Backed                                                                      2.4%
---------------------------------------------------------------------------------------
Total                                                                             100%

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Bond Index Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

VOLATILITY AND PERFORMANCE

The Thrivent Bond Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Bond Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.35%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.09%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.44%

/1/ Because the Thrivent Bond Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                            1 Year                   3 Years
--------------------------- ------------------------ ------------------------
Thrivent Bond Index          $45                      $141

THRIVENT MORTGAGE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mortgage Securities Portfolio seeks a combination of current income and log-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities.  The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans.  These securities include mortgage-backed securities issued and guaranteed by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  The Portfolio
may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities.  In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities.  Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mortgage Securities Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the
Portfolio.

Prepayment Risk.  Prepayment risk is the risk that an issuer of a debt security may repay principal prior to the maturity of a security, which can affect the return on investment and yield of mortgage-backed and asset-backed securities.  Falling interest rates prompt homeowners to refinance their mortgages.  The proceeds from these prepayments may have to be invested at lower interest rates, causing the Portfolio to experience a decline in income, as well as losing the opportunity for additional price appreciation associated with falling rates.

Derivative Risk.  Derivative risk is the risk that the Portfolio invests in securities that may be considered to be derivatives.
The value of the derivative security is dependent upon the performance of underlying assets.  If the assets do not perform well, the value of the derivative security, and consequently the Portfolio, may decline.

VOLATILITY AND PERFORMANCE

The Thrivent Mortgage Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mortgage Securities
Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses,
including mortality and expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Sales Charge (Load)                                                                                      N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Maximum Deferred Sales Charge (Load)                                                                             N/A
---------------------------------------------------------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
---------------------------------------------------------------------------------------------------------------- ---------------
Management Fees                                                                                                  0.50%
---------------------------------------------------------------------------------------------------------------- ---------------
Distribution Fees                                                                                                N/A
---------------------------------------------------------------------------------------------------------------- ---------------
Other Expenses/1/                                                                                                0.12%
---------------------------------------------------------------------------------------------------------------- ---------------
Total Annual Portfolio Operating Expenses                                                                        0.62%

/1/ Because the Thrivent Mortgage Securities Portfolio is newly created so no bar chart or performance table is included.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.
You should use the expense example for comparison purposes only.  The example does not represent the Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

                                    1 Year           3 Years
----------------------------------- ---------------- ------------------------
Thrivent Mortgage Securities          $63              $199

Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund").  Thrivent Financial and its affiliates  have been in the investment advisory business since
1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for each Portfolio except the Thrivent Partner High
Yield Portfolio, Thrivent Partner Technology Portfolio and Thrivent Partner Small Cap Value Porfolio.  For the Thrivent Partner
High Yield Portfolio, Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the High Yield
Bond Portfolio.  It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Thrivent Partner High Yield
Portfolio. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Financial and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits
Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.  Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES

Thrivent Financial receives an investment management fee for each Portfolio.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Portfolio.

Fund                                                Advisory Fees
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Partner Technology Portfolio               0.75%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Partner Small Cap Value Portfolio          0.80%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Small Cap Stock Portfolio                  $0 - $200 million                                                    0.70%
                                                    More than $200 million but not over $1 billion                       0.65%
                                                    More than $1 billion but not over $2.5 billion                       0.60%
                                                    More than $2.5 billion but not over $5 billion                       0.55%
                                                    More than $5 billion                                                 0.525%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Small Cap Index Portfolio                  $0 - $500 million                                                    0.35%
                                                    More than $500 million                                               0.30%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Mid Cap Stock Portfolio                    $0 - $200 million                                                    0.70%
                                                    More than $200 million but not over $1 billion                       0.65%
                                                    More than $1 billion but not over $2.5 billion                       0.60%
                                                    More than $2.5 billion but not over $5 billion                       0.55%
                                                    More than $5 billion                                                 0.525%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Mid Cap Index Portfolio                    $0 - $250 million                                                    0.35%
                                                    More than $250 million                                               0.30%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Large Cap Stock Portfolio                  $0 - $500 million                                                    0.65%
                                                    More than $500 million but not over $1 billion                       0.575%
                                                    More than $1 billion but not over $2.5 billion                       0.475%
                                                    More than $2.5 billion but not over $5 billion                       0.45%
                                                    Over $5 billion                                                      0.425%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Large Cap Index Portfolio                  $0 - $250 million                                                    0.35%
                                                    More than $250 million                                               0.30%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Real Estate Securities Portfolio           0.80%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Balanced Portfolio                         $0 - $250 million                                                    0.40%
                                                    More than $250 million but not over $1 billion                       0.35%
                                                    More than $1 billion but not over $2.5 billion                       0.325%
                                                    More than $2.5 billion but not over $5 billion                       0.30%
                                                    More than $5 million                                                 0.275%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Partner High Yield Portfolio               0.40%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Bond Index Portfolio                       $0 - $250 million                                                    0.35%
                                                    More than $250 million                                               0.30%
--------------------------------------------------- -----------------------------------------------------------------------------
Thrivent Mortgage Securities Portfolio              0.50%
--------------------------------------------------- -----------------------------------------------------------------------------

INVESTMENT SUBADVISERS AND PORTFOLIO MANAGERS

Thrivent Partner Technology Portfolio

Brian J. Flanagan, CFA and James A. Grossman will serve as portfolio co-managers for the Thrivent Partner Technology Portfolio.
Mr. Flanagan has served as portfolio co-manager for The AAL Technology Stock Fund since 2000.  He has been with Thrivent Financial since 1996.

James Grossman has served as portfolio co-manager for The AAL Technology Stock Fund since 2000.  He has been with Thrivent Financial since 1996.

Thrivent Small Cap Stock Portfolio

Kevin A. Schmitting will serve as portfolio manager of the Thrivent Small Cap Stock Portfolio.  Mr. Schmitting has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Partner Small Cap Value Portfolio

Christopher J. Serra will serve as portfolio manager for the Thrivent Partner Small Cap Value Portfolio.  Mr. Serra has served as a portfolio manager for The AAL Small Cap Value Fund since 2001.  Mr. Serra was the assistant portfolio manager of The AAL Small Cap
Stock Fund from 1999 to 2001.  Mr. Serra has been with Thrivent Financial since 1998.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Small Cap Index Portfolio. Mr. Brimmer has been with a portfolio manager with Thrivent Financial since 1985.

Thrivent Mid Cap Stock Portfolio

Michael R. Hochholzer will serve as portfolio manager of the Thrivent Mid Cap Stock Portfolio.  Mr. Hochholzer has been with
Thrivent Financial since 1989 and has served as a portfolio manager since 1997.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Mid Cap Index Portfolio.  Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Large Cap Stock Portfolio

Frederick L. Plautz will serve as portfolio manager of the Thrivent Large Cap Stock Portfolio. Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Large Cap Index Portfolio.  Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer will serve as the portfolio manager of the Thrivent Real Estate Securities Portfolio.  Mr. Pfeifer has been with Thrivent Financial since 1990, and has served as a portfolio manager since 2003.  Previously, he was the Head of Fixed Income for Aid Association for Lutherans from 1998 to 2002, Head of Fixed Income for Thrivent Financial from 2001 to 2002 and Head of
Mortgages and Real Estate from 2002 to 2003.

Thrivent Balanced Portfolio

Kevin R. Brimmer and Steven H.C. Lee will serve as portfolio co-managers of the Thrivent Balanced Portfolio. Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since 1999.

Thrivent Partner High Yield Portfolio

Thrivent Financial has engaged Pacific Investment Management Company LLC ("PIMCO"), located at 800 Newport Center Drive, Newport
Beach, California 2660, to serve as investment subadviser for the Thrivent Partner High Yield Portfolio. With assets under management of approximately $356.5 billion as of September 30, 2003, the company is one of the world's foremost bond fund managers.  PIMCO oversees more than 120 funds in all.  The company is part of Allianz Dresdner Asset Management of America L.P.
(ADAM-LP), which is an indirect unit of Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the Thrivent Partner High Yield Portfolio  is
Raymond G. Kennedy.   Mr. Kennedy has been with PIMCO since 1996 and is a managing director, portfolio manager and senior member of the PIMCO investment strategy group.

Thrivent Bond Index Portfolio

Steven H.C. Lee will serve as portfolio manager of the Thrivent Bond Index Portfolio.  Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since 1999.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson and Scott A. Lalim will serve as portfolio co-managers of the Thrivent Mortgage Securities Portfolio. Mr.
Anderson has been with Thrivent Financial since 1997 and also manages the mortgage-backed securities portfolio of Thrivent
Financial's general account.

Mr. Lalim has been with Thrivent Financial since 1976 and also manages the commercial mortgage-backed securities portfolio of
Thrivent Financial's general account.

Personal Securities Investment

Personnel of Thrivent Financial may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the
Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

THE SEPARATE ACCOUNTS AND THE RETIREMENT PLANS

Shares in the Fund are currently sold, without sales charges, only to:

o  Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

o  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios.  Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial.  It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time.
Although neither Thrivent Financial nor the Fund currently forsees any such disadvantage, the Fund's Board monitors events in order to identify any material conflicts between such policy owners and contract owners.  Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a
Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners.
Should it be necessary, the Board would determine what action, if any, should be taken in response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund.  The Funds Boards of
Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolios determine their net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's
Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time)
after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S.
markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments.
The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans.  The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day.  The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans.  Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level.  Please refer to the tax discussion in the applicable variable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Portfolios may engage, along with their associated risks.

Repurchase agreements: Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-issued securities:  Each Portfolio may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Portfolios may invest in mortgage-backed and asset-backed securities.
Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Portfolios may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Portfolio to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Portfolios may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Portfolios may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Portfolios may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of
Portfolio shares.

Restricted and illiquid securities:  Each of the Portfolios may invest to a limited extent in restricted or illiquid securities.
Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities lending:  Each of the Portfolios may seek additional income by lending portfolio securities to qualified institutions.
By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives:  Each of the Portfolios may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Portfolio.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Portfolios may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by
S&P or Baa by Moody's.  To the extent that a Portfolio invests in high-yield bonds, it takes on the following risks:

The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  The Thrivent Partner High Yield Portfolio may also invest in government bonds and municipal bonds.  As a result, the Portfolio's performance may be affected by political and economic conditions at the state, regional or
Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-term trading:  The investment strategy for each Portfolio at times may include short-term trading.  While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Portfolio's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Portfolios may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Portfolio's size is smaller, any gains form IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger.  Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities.  There can be no assurance that a
Portfolio will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio may choose to follow the higher rating.  If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund and its Portfolios.  You may request a free copy of the Statement of Additional Information, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Portfolios
(including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in
Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by
sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

                                                STATEMENT OF ADDITIONAL INFORMATION

                                                       Dated February 1, 2004

                                                                For

                                                        LB SERIES FUND, INC.
                                                      625 Fourth Avenue South
                                                    Minneapolis, Minnesota 55415

                                                      800-THRIVENT (847-4836)

                                               Thrivent Partner Technology Portfolio

                                             Thrivent Partner Small Cap Value Portfolio

                                                 Thrivent Small Cap Stock Portfolio

                                                 Thrivent Small Cap Index Portfolio

                                                  Thrivent Mid Cap Stock Portfolio

                                                  Thrivent Mid Cap Index Portfolio

                                                 Thrivent Large Cap Stock Portfolio

                                                 Thrivent Large Cap Index Portfolio

                                             Thrivent Real Estate Securities Portfolio

                                                    Thrivent Balanced Portfolio

                                               Thrivent Partner High Yield Portfolio

                                                   Thrivent Bond Index Portfolio

                                               Thrivent Mortgage Securities Portfolio

This Statement of Additional  Information is not a Prospectus,  but should be read in conjunction  with the Prospectus for LB Series
Fund,  Inc. dated February 1, 2004 (the "Fund").  To receive a copy of the Prospectus for the Fund,  write to LB Series Fund,  Inc.,
625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                                         Table of Contents

                                                                                                                  Page

HISTORY OF THE FUND                                                                                               SAI-3

INVESTMENT POLICIES AND RESTRICTIONS                                                                              SAI-3

FUND MANAGEMENT                                                                                                   SAI-14

INVESTMENT ADVISORY SERVICES                                                                                      SAI-31

OTHER SERVICES                                                                                                    SAI-35

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS                                                                       SAI-36

CAPITAL STOCK                                                                                                     SAI-37

NET ASSET VALUE                                                                                                   SAI-39

TAX STATUS                                                                                                        SAI-40

DISTRIBUTIONS                                                                                                     SAI-40

HISTORY OF THE FUND

The Fund is an open-end  management  investment  company,  organized as a Minnesota  corporation  on February 24, 1986.  The Fund is made up of 27 separate  Portfolios.  Each  Portfolio of the Fund is  diversified  series of the Fund.  Each Portfolio is in effect a separate investment fund, and a separate class of capital stock is issued with respect to each Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices
In addition to those  practices  stated in the  Prospectus,  various of the  Portfolios may purchase the securities or engage in the transactions described below.

Other Securities

The Thrivent  Partner  Technology  Portfolio,  Thrivent  Partner  Small Cap Value  Portfolio,  Thrivent  Small Cap Stock  Portfolio,
Thrivent Small Cap Index  Portfolio,  Thrivent Mid Cap Stock Portfolio,  Thrivent Mid Cap Index Portfolio,  Thrivent Large Cap Stock
Portfolio,  Thrivent  Large Cap Index  Portfolio and the Thrivent  Balanced  Portfolio may each invest in other types of securities, including bonds, preferred stocks,  convertible bonds, convertible preferred stocks, warrants,  American Depository Receipts (ADRs), and other debt or equity  securities.  In addition,  each of these  Portfolios  may invest in U.S.  Government  securities  or cash,
European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent  Partner  Technology  Portfolio,  Thrivent  Partner  Small Cap Value  Portfolio,  Thrivent  Small Cap Stock  Portfolio,
Thrivent Small Cap Index  Portfolio,  Thrivent Mid Cap Stock  Portfolio,  Thrivent Large Cap Stock  Portfolio and the Thrivent Large
Cap Index Portfolio will not use any minimum level of credit  quality.  Debt  obligations  may be rated less than investment  grade, which is defined as having a quality rating below "Baa," as rated by Moody's Investors Service,  Inc.  ("Moody's"),  or below "BBB,"
as rated by Standard & Poor's  Corporation  ("S&P").  For a  description  of Moody's and S&P's  ratings,  see  "Description  of Debt
Ratings."  Securities  rated below  investment  grade  (sometimes  referred to as "high yield" or "junk bonds") are considered to be speculative  and involve  certain  risks,  including a higher risk of default and greater  sensitivity to interest rate and economic changes.

The Thrivent Partner High Yield Portfolio,  Balanced Portfolio,  Thrivent Mortgage Securities Portfolio and the Thrivent Real Estate
Securities  Portfolio may also invest in common stocks,  warrants to purchase  stocks,  bonds or preferred  stocks  convertible into common stock, and other equity securities.

Repurchase Agreements
Each of the  Portfolios  may engage in  repurchase  agreement  transactions  in pursuit of its  investment  objective.  A repurchase agreement  consists of a purchase and a  simultaneous  agreement to resell an investment  for later delivery at an agreed upon price and rate of interest.  The Portfolio or its custodian will take  possession of the  obligations  subject to a repurchase  agreement.
If the original  seller of a security  subject to a repurchase  agreement  fails to repurchase the security at the agreed upon time, the  Portfolio  could  incur a loss due to a drop in the market  value of the  security  during the time it takes the  Portfolio  to either sell the  security  or take action to enforce the  original  seller's  agreement  to  repurchase  the  security.  Also,  if a defaulting  original  seller filed for  bankruptcy or became  insolvent,  disposition  of such security  might be delayed by pending court action. The Portfolio may only enter into repurchase  agreements with banks and other recognized  financial  institutions such as broker/dealers which are found by Thrivent Financial for Lutherans ("Thrivent Financial") or a subadviser to be creditworthy.

Restricted Securities
The Portfolios  may buy or sell  restricted  securities,  including  securities  that meet the  requirements  of Rule 144A under the
Securities Act of 1933 ("Rule 144A  Securities").  Securities may be resold pursuant to Rule 144A under certain  circumstances  only to qualified  institutional  buyers as defined in the rule.  Rule 144A  Securities may be deemed to be liquid as determined by or in accordance  with methods  adopted by the  Directors.  Under such methods the following  factors are  considered,  among others:  the frequency  of trades and quotes for the  security,  the number of dealers and  potential  purchasers  in the market,  market  making activity,  and the nature of the security and  marketplace  trades.  Investments  in Rule 144A  Securities  could have the effect of increasing  the  level  of a  Portfolio's  illiquidity  to the  extent  that  qualified  institutional  buyers  become,  for a time, uninterested  in  purchasing  such  securities.  Also, a Portfolio  may be adversely  impacted by the  subjective  valuation of such securities  in the  absence of an active  market  for them.  Restricted  securities  that are not  resalable  under Rule 144A may be subject to risks of illiquidity  and subjective  valuations to a greater  degree than Rule 144A  securities.  None of the Funds will invest more than 15% of its net assets in illiquid securities (10% in the case of the Money Market Portfolio).

Reverse Repurchase Agreements
Each of the  Portfolios  also may enter  into  reverse  repurchase  agreements,  which are  similar  to  borrowing  cash.  A reverse repurchase  agreement is a transaction  in which the Portfolio  transfers  possession of a portfolio  instrument to another  person, such as a financial  institution,  broker or dealer,  in return for a percentage of the  instrument's  market value in cash, with an agreement that at a stipulated date in the future the Portfolio will  repurchase the portfolio  instrument by remitting the original consideration  plus  interest at an agreed upon rate.  The use of reverse  repurchase  agreements  may enable the Portfolio to avoid selling  portfolio  instruments  at a time when a sale may be deemed to be  disadvantageous.  However,  the  ability  to enter  into reverse  repurchase  agreements  does not  assure  that the  Portfolio  will be able to avoid  selling  portfolio  instruments  at a disadvantageous time.

The Portfolio will engage in reverse  repurchase  agreements  which are not in excess of 60 days to maturity and will do so to avoid borrowing  cash and not for the purpose of  investment  leverage or to speculate on interest rate changes.  When  effecting  reverse repurchase  agreements,  assets of the Portfolio in a dollar amount  sufficient to make payment of the  obligations  to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.

When-Issued And Delayed Delivery Transactions
Each of the Portfolios  may purchase  securities on a when-issued  and delayed  delivery  basis.  When-issued  and delayed  delivery transactions  arise when U.S.  Government  obligations  and other types of securities  are bought by the Portfolio  with payment and delivery taking place in the future.  The settlement dates of these  transactions,  which may be a month or more after entering into the  transaction,  are  determined by mutual  agreement of the parties.  There are no fees or other expenses  associated  with these types of transactions other than normal transaction costs.

To the extent a Portfolio  engages in  when-issued  and delayed  delivery  transactions,  it will do so for the purpose of acquiring portfolio  instruments  consistent with its investment  objective and policies and not for the purpose of investment  leverage or to speculate on interest  rate  changes.  On the  settlement  date,  the value of such  instruments  may be less than the cost thereof.
When  effecting  when-issued  and delayed  delivery  transactions,  a Portfolio  will  maintain  liquid  securities,  cash,  or cash equivalents  of a dollar amount  sufficient  to make payment for the  obligations  to be purchased  until the  transaction  has been settled.

Dollar Roll Transactions
Certain of the Portfolios may enter into dollar roll transactions  with respect to mortgage  securities in which the Portfolios sell mortgage  securities and simultaneously  agree to repurchase similar (same type, coupon and maturity)  securities at a later date at an agreed upon price.  During the period between the sale and  repurchase,  the Portfolios  forgo principal and interest paid on the mortgage  securities  sold. The Portfolios are  compensated by the interest earned on the cash proceeds of the initial sale and from negotiated  fees paid by brokers  offered as an inducement to the  Portfolios to "roll over" their purchase  commitments.  While the dollar roll transactions may result in higher  transaction  costs or higher taxes for the Portfolios,  the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Lending Securities

Consistent with  applicable  regulatory  requirements,  each of the Portfolios may from time to time lend the securities it holds to broker-dealers,  provided that such loans are made pursuant to written agreements and are continuously  secured by collateral in the form of cash, U.S.  Government  securities,  irrevocable  standby  letters of credit or other liquid  securities in an amount at all times equal to at least the market value of the loaned  securities  plus the accrued  interest and dividends.  In electing to engage in securities lending for a Portfolio,  Thrivent Financial will take into account the investment  objective and principal strategies of the Portfolio.  For the period during which the  securities  are on loan,  the lending  Portfolio will be entitled to receive the interest and  dividends,  or amounts  equivalent  thereto,  on the loaned  securities and a fee from the borrower or interest on the investment of the cash  collateral.  The right to terminate the loan will be given to either party  subject to  appropriate  notice.
Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending  securities is that the borrower may become  insolvent on a day on which the loaned  security is rapidly increasing  in value.  In such  event,  if the  borrower  fails to return the loaned  security,  the  existing  collateral  might be insufficient  to purchase  back the full amount of the  security  loaned,  and the  borrower  would be unable to furnish  additional collateral.  The borrower would be liable for any shortage,  but the lending  Portfolio would be an unsecured  creditor with respect to such  shortage and might not be able to recover all or any thereof.  However,  this risk may be minimized by a careful  selection of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put And Call Options

As  described  below,  each of the  Portfolios  may invest in  options  on another  security,  an index,  a  currency,  or a futures contract.  If the option is  described as  "covered,"  we hold the  security  underlying  the option or the right to obtain it at no additional  cost. If the option is not covered,  the  Portfolio  will earmark  liquid  securities  as  collateral.  When a Portfolio sells put  options,  the  collateral  must be equal to the purchase  obligation  of the  Portfolio,  less any amount  maintained  as margin.  When a Portfolio sells a call option,  collateral must be equal to the market value of the instruments  underlying the call options less any amount maintained as margin.

Selling  ("Writing")  Covered Call Options:  The Portfolios may from time to time sell ("write") covered call options on any portion of their  investments  as a hedge to  provide  partial  protection  against  adverse  movements  in  prices of  securities  in those
Portfolios  and,  subject to the  limitations  described  below,  for the  non-hedging  purpose of attempting  to create  additional income.  A call option  gives the buyer of the  option,  upon  payment of a premium,  the right to call upon the writer to deliver a specified  amount of a security on or before a fixed date at a predetermined  ("strike")  price.  As the writer of a call option,  a
Portfolio  assumes the  obligation  to deliver the  underlying  security to the holder of the option on demand at the strike  price.
This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security  hedged by a call option falls below or remains  below the strike price of the option,  a Portfolio  will generally not be called upon to deliver the  security.  A Portfolio  will,  however,  retain the premium  received for the option as additional  income,  offsetting  all or part of any decline in the value of the security.  If the price of a hedged  security  rises above or remains above the strike price of the option,  the  Portfolio  will  generally be called upon to deliver the  security.  In this event,  a Portfolio  limits its  potential  gain by limiting  the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options:  The  Portfolios  may also from time to time purchase call options on securities in which those  Portfolios may invest.  As the holder of a call option,  a Portfolio has the right (but not the obligation) to purchase the underlying  security or currency at the exercise price at any time during the option period  (American  style) or at the expiration of the option  (European style). A Portfolio  generally will purchase such options as a hedge to provide  protection  against adverse movements in the prices of securities  which the Portfolio  intends to purchase.  In purchasing a call option,  a Portfolio  would realize a gain if, during the option period,  the price of the underlying  security  increased by more than the amount of the premium paid. A Portfolio  would realize a loss equal to all or a portion of the premium paid if the price of the underlying security  decreased,  remained the same, or did not increase by more than the premium paid.

Selling  Put  Options:  The  Portfolios  may from time to time sell  ("write")  covered  put  options if the put option is part of a combined  position (see "Combined  Position Option" below).  As the writer of a put option,  the Portfolio assumes the obligation to pay a  predetermined  ("strike")  price for the  option's  underlying  security if the holder of the option  chooses to exercise it.
Until the option  expires or a closing  transaction  is made,  the  Portfolio  must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the  underlying  security  remains the same or rises above the strike  price,  the Portfolio  generally  will not be called upon to purchase the  security.  The  Portfolio  will,  however,  retain the premium  received  for the option as  additional income.  If the price of the  underlying  security  falls below the strike  price,  the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options:  The  Portfolios  may from time to time purchase put options on any portion of their  investments.  A put option gives the buyer of the option,  upon payment of a premium,  the right (but not the  obligation)  to deliver a specified  amount of a security to the writer of the option on or before a fixed date at a  predetermined  ("strike")  price.  A Portfolio  generally  will purchase such options as a hedge to provide  protection  against adverse movements in the prices of securities in the Portfolio.  In purchasing a put option,  a Portfolio  would realize a gain if, during the option period,  the price of the security  declined by an amount in excess of the premium  paid. A Portfolio  would  realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign  Currencies:  The  Portfolios  may also write  covered  call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index  Options:  As part of its options  transactions,  the  Portfolios  may also  purchase and sell call options and put options on stock and bond indices.  Options on  securities  indices are similar to options on a security  except that,  upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined  Position  Options:  The  Portfolios may purchase and sell options in  combination  with each other or in combination  with futures or forward contracts,  to adjust the risk and return  characteristics of the overall position.  For example,  the Portfolios may engage in "straddle"  and "spread"  transactions.  A straddle is  established by buying both a call and a put option on the same underlying  security,  each with the same exercise price and expiration  date. A spread is a combination of two or more call options or put options on the same security with differing  exercise prices or times to maturity.  The particular  strategies  employed by a
Portfolio will depend on Thrivent Financial's or the subadviser's perception of anticipated market movements.

Negotiated  Transactions:  The  Portfolios  will  generally  purchase and sell options  traded on a national  securities  or options exchange.  Where  options are not readily  available on such  exchanges,  a Portfolio  may  purchase and sell options in  negotiated transactions.  A Portfolio effects  negotiated  transactions only with investment  dealers and other financial  institutions  deemed creditworthy  by its investment  adviser.  Despite the investment  adviser's or  subadviser's  best efforts to enter into negotiated options transactions with only creditworthy  parties,  there is always a risk that the opposite party to the transaction may default in its  obligation to either  purchase or sell the  underlying  security at the agreed upon time and price,  resulting in a possible loss by the  Portfolio.  This risk is  described  more  completely  in the  section  of this  Statement  of  Additional  Information entitled, "Risks of Transactions in Options and Futures."

Options  written or purchased  by a Portfolio in  negotiated  transactions  are illiquid and there is no assurance  that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment  adviser or subadviser  believes it would be  advantageous to do so. In the event the Portfolio is unable to effect a closing  transaction  with the holder of a call option  written by the  Portfolio,  the  Portfolio  may not sell the  security  underlying  the option until the call written by the
Portfolio expires or is exercised.

Closing  Transactions:  The  Portfolios  may  dispose  of  options  which  they have  written by  entering  into  "closing  purchase transactions."  Those  Portfolios may dispose of options which they have purchased by entering into "closing sale  transactions."  A closing  transaction  terminates  the rights of a holder,  or the  obligation  of a writer,  of an option and does not result in the ownership of an option.

A Portfolio  realizes a profit from a closing purchase  transaction if the premium paid to close the option is less than the premium received  by the Fund from  writing  the  option.  The  Portfolio  realizes  a loss if the  premium  paid is more  than the  premium received.  The Portfolio  may not enter into a closing  purchase  transaction  with respect to an option it has written after it has been notified of the exercise of such option.

A  Portfolio  realizes a profit from a closing  sale  transaction  if the premium  received to close out the option is more than the premium paid for the option.  A Portfolio realizes a loss if the premium received is less than the premium paid.

Financial Futures And Options On Futures
Selling Futures  Contracts:  The Portfolios may sell financial  futures contracts  ("futures  contracts") as a hedge against adverse movements in the prices of securities in those  Portfolios.  Such  contracts  may involve  futures on items such as U.S.  Government
Treasury bonds, notes and bills;  government  mortgage-backed  securities;  corporate and municipal bond indices; and stock indices.
A futures contract sale creates an obligation for the Portfolio,  as seller,  to deliver the specific type of instrument  called for in the contract at a specified  future time for a specified  price.  In selling a futures  contract,  the Portfolio  would realize a gain on the contract if, during the contract period,  the price of the securities  underlying the futures contract  decreased.  Such a gain would be expected to  approximately  offset the decrease in value of the same or similar  securities  in the  Portfolio.  The
Portfolio would realize a loss if the price of the securities  underlying the contract  increased.  Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures  contracts  have been  designed by and are traded on boards of trade which have been  designated  "contract  markets" by the
Commodity Futures Trading Commission ("CFTC").  These boards of trade, through their clearing  corporations,  guarantee  performance of the contracts.  Although the terms of some financial  futures  contracts  specify  actual  delivery or receipt of securities,  in most  instances  these  contracts  are closed out before the  settlement  due date  without  the making or taking of delivery of the securities.  Other  financial  futures  contracts,  such as futures  contracts on a securities  index,  by their terms call for cash settlements.  The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a  Portfolio  sells a futures  contract,  or a call  option on a futures  contract,  it is  required  to make  payments  to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these  transactions  is different than  purchasing  securities "on margin." In purchasing  securities "on margin" an investor  pays part of the purchase  price in cash and receives an extension of credit from the broker,  in the form of a loan secured by the  securities,  for the unpaid  balance.  There are two  categories  of "margin"  involved in these  transactions:
initial margin and variation  margin.  Initial margin does not represent a loan between a Portfolio and its broker,  but rather is a
"good faith deposit" by a Portfolio to secure its  obligations  under a futures  contract or an option.  Each day during the term of certain  futures  transactions,  a Portfolio  will receive or pay  "variation  margin" equal to the daily change in the value of the position held by the Portfolio.

Buying Futures  Contracts:  The Portfolios may purchase  financial  futures  contracts as a hedge against  adverse  movements in the prices  of  securities  they  intend to  purchase.  The  Portfolios  may buy and sell  futures  contracts  for a number of  reasons, including:  (1) to manage their exposure to changes in securities  prices and foreign  currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures  contract  purchase  creates an obligation by a Portfolio,  as buyer,  to take delivery of the specific type of instrument called for in the contract at a specified  future time for a specified  price. In purchasing a futures  contract,  a Portfolio would realize a gain if, during the contract period, the price of the securities  underlying the futures contract  increased.  Such a gain would  approximately  offset the  increase  in cost of the same or similar  securities  which a  Portfolio  intends to  purchase.  A
Portfolio would realize a loss if the price of the securities  underlying the contract  decreased.  Such a loss would  approximately offset the decrease in cost of the same or similar securities which a Portfolio intends to purchase.

Options  on Futures  Contracts:  The  Portfolios  may also sell  ("write")  and  purchase  covered  call and put  options on futures contracts in connection  with the above  strategies.  An option on a futures  contract gives the buyer of the option,  in return for the premium paid for the option,  the right to assume a position in the underlying  futures  contract (a long position if the option is a call and a short  position if the option is a put).  The writing of a call option on a futures  contract  constitutes a partial hedge  against  declining  prices of  securities  underlying  the futures  contract to the extent of the  premium  received  for the option.  The purchase of a put option on a futures  contract  constitutes a hedge against price declines below the exercise price of the option and net of the premium  paid for the option.  The  purchase of a call option  constitutes  a hedge,  net of the  premium, against an increase in cost of securities which a Portfolio intends to purchase.

Currency Futures  Contracts and Options:  The Portfolios may also sell and purchase  currency futures contracts (or options thereon)
as a hedge  against  changes in  prevailing  levels of currency  exchange  rates.  Such  contracts  may be traded on U.S. or foreign exchanges.  The Portfolio will not use such contracts or options for leveraging purposes.

Limitations:  The Portfolios may engage in futures  transactions,  and transactions  involving options on futures, only on regulated commodity  exchanges or boards of trade. A Portfolio will not enter into a futures  contract or purchase or sell related  options if immediately  thereafter the sum of the amount of initial margin  deposits on the  Portfolio's  existing  futures and related options positions and premiums  paid for options with respect to futures and options used for  non-hedging  purposes  would exceed 5% of the market value of the  Portfolio's  total  assets.  In  addition,  in instances  involving  the purchase of futures  contracts or call options thereon,  a Portfolio will maintain liquid  securities,  cash, or cash equivalents in an amount equal to the market value of such contracts.

In  addition,  the All Cap  Portfolio  will not: (a) sell futures  contracts,  purchase put options,  or write call options if, as a result,  more than 25% of the  Portfolio's  total  assets  would be hedged with futures and options  under  normal  conditions;  (b)
purchase futures  contracts or write put options if, as a result,  the Portfolio's  total obligations upon settlement or exercise of purchased  futures contracts and written put options would exceed 25% of the Portfolio's  total assets under normal  conditions;  or
(c) purchase call options if, as a result,  the current value of option  premiums for call options  purchased by the Portfolio would exceed 5% of the  Portfolio's  total assets.  These  limitations do not apply to options  attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Hybrid Investments

As part of their  investment  program and to maintain  greater  flexibility,  the  Portfolios  may invest in hybrid  instruments  (a potentially high risk derivative) which have the  characteristics  of futures,  options and securities.  Such instruments may take a variety of forms, such as debt instruments with interest or principal  payments  determined by reference to the value of a currency, security  index or commodity at a future point in time. The risks of such  investments  would reflect both the risks of investing in futures, options,  currencies and securities,  including volatility and illiquidity.  Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition,  because the purchase and sale of hybrid  instruments  could take place in an  over-the-counter  market or in a private transaction  between a  Portfolio  and the  seller of the  hybrid  instrument,  the  creditworthiness  of the  counter  party to the transaction  would be a risk factor  which the  Portfolio  would have to  consider.  Hybrid  instruments  also may not be subject to regulation of the Commodities  Futures Trading Commission  ("CFTC"),  which generally  regulates the trading of commodity futures by
U.S.  persons,  the SEC,  which  regulates  the offer  and sale of  securities  by and to U.S.  persons,  or any other  governmental regulatory authority.

Risks Of Transactions In Options And Futures
There are certain risks involved in the use of futures  contracts,  options on securities and securities index options,  and options on futures  contracts,  as hedging  devices.  There is a risk that the movement in the prices of the index or instrument  underlying an option or futures  contract may not correlate  perfectly with the movement in the prices of the assets being hedged.  The lack of correlation  could  render a  Portfolio's  hedging  strategy  unsuccessful  and could result in losses.  The loss from  investing in futures transactions is potentially unlimited.

There is a risk that Thrivent  Financial or a subadviser could be incorrect in their  expectations  about the direction or extent of market  factors  such as interest  rate  movements.  In such a case,  a Portfolio  would have been better off without the hedge.  In addition,  while the principal  purpose of hedging is to limit the effects of adverse market  movements,  the attendant  expense may cause a  Portfolio's  return to be less than if hedging had not taken  place.  The  overall  effectiveness  of  hedging,  therefore, depends on the expense of hedging and Thrivent Financial's or a Portfolio's  subadviser's  accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio will  generally  purchase and sell options traded on a national  securities or options  exchange.  Where options are not readily  available on such  exchanges a Portfolio may purchase and sell options in negotiated  transactions.  When a Portfolio  uses negotiated  options  transactions,  it will seek to enter into such transactions  involving only those options and futures contracts for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance  that a liquid  secondary  market,  such as an exchange or board of trade,  will exist for any particular  option or futures  contract at any particular time. If a futures market were to become  unavailable,  in the event of an adverse  movement,  a Portfolio  would be required to  continue to make daily cash  payments of  maintenance  margin if it could not close a futures position.  If an options market were to become  unavailable and a closing  transaction could not be entered into, an option  holder would be able to realize  profits or limit losses only by  exercising  an option,  and an option  writer would remain obligated until exercise or expiration.

In addition,  exchanges may establish daily price fluctuation  limits for options and futures  contracts,  and may halt trading if a contract's  price moves upward or downward more than the limit in a given day. On volatile  trading days when the price  fluctuation limit is reached or a trading  halt is imposed,  it may be  impossible  for a  Portfolio  to enter into new  positions  or close out existing  positions.  If the secondary  market for a contract is not liquid  because of price  fluctuation  limits or otherwise,  it could  prevent  prompt  liquidation  of  unfavorable  positions,  and  potentially  could  require a Portfolio to continue to hold a position until delivery or expiration  regardless of changes in its value.  As a result,  a Portfolio's  access to other assets held to cover its options or futures positions could also be impaired.

When  conducting  negotiated  options  transactions  there is a risk that the opposite party to the  transaction  may default in its obligation to either  purchase or sell the  underlying  security at the agreed upon time and price.  In the event of such a default, a Portfolio  could lose all or part of the benefit it would otherwise have realized from the  transaction,  including the ability to sell  securities  it holds at a price above the current  market price or to purchase a security  from another party at a price below the current market price.

Finally,  if a broker or clearing member of an options or futures clearing  corporation were to become insolvent,  a Portfolio could experience  delays and might not be able to trade or exercise options or futures  purchased  through that broker or clearing member.
In addition,  a Portfolio  could have some or all of its positions  closed out without its consent.  If substantial  and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures And Options
Participation  in foreign  futures and foreign options  transactions  involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures  Association nor any domestic exchange regulates  activities of any  foreign  boards  of  trade,  including  the  execution,  delivery  and  clearing  of  transactions,  or has the power to compel enforcement  of the rules of a foreign board of trade or any  applicable  foreign law. This is true even if the exchange is formally linked to a  domestic  market so that a  position  taken on the  market  may be  liquidated  by a  transaction  on  another  market.
Moreover,  such laws or  regulations  will vary  depending on the foreign  country in which the foreign  futures or foreign  options transaction occurs.

For these reasons,  customers who trade foreign futures or foreign options  contracts may not be afforded  certain of the protective measures provided by the Commodity  Exchange Act, the CFTC's  regulations and the rules of the National Futures  Association and any domestic exchange,  including the right to use reparations  proceedings before the Commission and arbitration  proceedings  provided by the National  Futures  Association or any domestic  futures  exchange.  In particular,  funds received from customers for foreign futures or foreign  options  transactions  may not be provided the same  protections as funds received in respect of transactions on
United States futures exchanges.

In addition,  the price of any foreign futures or foreign options  contract and,  therefore,  the potential  profit and loss thereon may be affected by any  variance in the foreign  exchange  rate  between the time an order is placed and the time it is  liquidated, offset or exercised.

Short Sales Against The Box

The Portfolios may effect short sales, but only if such transactions are short sale  transactions  known as short sales "against the box." A short sale is a  transaction  in which a  Portfolio  sells a security  it does not own by  borrowing  it from a broker,  and consequently  becomes  obligated to replace that  security.  A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and  unconditional  right to acquire that security  without  additional  cash  consideration upon  conversion,  exercise  or  exchange of options  with  respect to  securities  held in its  portfolio.  The effect of selling a security  short  against  the box is to  insulate  that  security  against  any  future  gain or loss.  The  Portfolios  will  incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Currency Exchange-Related Securities And Foreign Currency Transactions

Foreign Currency  Warrants.  Foreign currency  warrants are warrants which entitle the holder to receive from their issuer an amount of cash  (generally,  for warrants  issued in the United  States,  in U.S.  dollars).  The cash amount is  calculated  pursuant to a predetermined  formula and based on the exchange rate between a specified  foreign  currency and the U.S.  dollar as of the exercise date of the warrant.  Foreign  currency  warrants  generally are  exercisable  upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S.  dollar-denominated  debt offerings by major corporate issuers in an attempt to reduce the foreign  currency  exchange risk that, from the point of view of prospective  purchasers of the securities, is inherent in the  international  fixed-income  marketplace.  Foreign currency  warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example,  providing for a  supplemental  payment in the event that the U.S.  dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency  warrant may make the warrant  worthless unless the  applicable  foreign  currency  exchange rate moves in a particular  direction  (e.g.,  unless the U.S.  dollar  appreciates  or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign  currency  warrants may be exercisable only in certain minimum  amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum number required for exercise may be required  either to sell the warrants or to purchase  additional warrants,  thereby  incurring  additional  transaction  costs.  In the case of any exercise of  warrants,  there may be a time delay between  the time a holder of warrants  gives  instructions  to  exercise  and the time the  exchange  rate  relating to exercise is determined.  During this time the exchange rate could change  significantly,  thereby  affecting both the market and cash settlement values of the warrants being exercised.

The  expiration  date of the warrants may be  accelerated  if the warrants  should be delisted  from an exchange or if their trading should  be  suspended  permanently.  This  would  result  in the loss of any  remaining  "time  value" of the  warrants  (i.e.,  the difference  between  the  current  market  value  and the  exercise  value of the  warrants),  and,  in the case the  warrants  were
"out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally  unsecured  obligations  of their issuers and are not  standardized  foreign  currency  options issued by the
Options  Clearing  Corporation  ("OCC").  Unlike  foreign  currency  options issued by OCC, the terms of foreign  exchange  warrants generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a commercial user of foreign  currencies might pay in the interbank  market for a comparable  option  involving  significantly  larger amounts of foreign currencies.

Foreign  currency  warrants are subject to significant  foreign  exchange risk,  including  risks arising from complex  political or economic factors.

Foreign Currency  Transactions.  A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency  at a future  date,  which may be any fixed  number of days from the date of the  contract  agreed upon by the parties at a price set at the time of the contract.  These contracts are principally  traded in the interbank market  conducted  directly between currency traders (usually large,  commercial banks) and their customers.  A forward contract  generally has no deposit  requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward  contracts for a variety of purposes in connection with the management of the foreign  securities portion of its portfolio.  A Portfolio's use of such contracts would include, but not be limited to, the following:

             (1) When the Portfolio  enters into a contract for the purchase or sale of a security  denominated in a foreign currency,  it may desire to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward contract  for the  purchase  or sale,  for a fixed  amount of  dollars,  of the amount of foreign  currency involved in the underlying  security  transactions,  the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship  between the U.S. dollar and the subject foreign  currency  during the period  between the date the  security is  purchased  or sold and the date on which payment is made or received.

            (2)  When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a  Portfolio may enter into a forward  contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio's securities  denominated in such foreign currency.

            (3)  Alternatively,  where  appropriate,  a  Portfolio  may hedge all or part of its foreign  currency  exposure through the use of a basket of currencies or a proxy  currency  where such currency or currencies act as an effective proxy for other  currencies.  In such a case, a Portfolio may enter into a forward contract where the amount of the foreign  currency  to be sold  exceeds the value of the  securities  denominated  in such currency.  The use of this basket  hedging  technique may be more  efficient and  economical  than entering into separate forward contracts for each currency held in a Portfolio.

            (4)  The precise  matching of the forward  contract  amounts and the value of the  securities  involved will not generally be possible  since the future value of such  securities  in foreign  currencies  will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The projection of short-term  currency  market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

            (5)  Under  normal  circumstances,  currency  risk will be  considered  when  deciding  whether to buy or sell a security  and as part of the  overall  diversification  strategies.  However,  Thrivent  Financial  and the subadvisers  believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio  may enter into forward  contracts  for any other  purpose  consistent  with the  Portfolio's  investment  objective and program.  However, a Portfolio will not enter into a forward contract,  or maintain exposure to any such contract(s),  if the amount of foreign  currency  required  to be  delivered  thereunder  would  exceed the  Portfolio's  holdings  of liquid,  high-grade  debt securities,  currency  available  for  cover of the  forward  contract(s),  or other  suitable  cover as  permitted  by the SEC.  In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the  maturity of a forward  contract,  a Portfolio  may sell the security and make  delivery of the foreign  currency,  or it may retain the security and either extend the maturity of the forward  contract (by "rolling"  that contract  forward) or may initiate a new forward contract.

If a Portfolio  retains the  security  and  engages in an  offsetting  transaction,  the  Portfolio  will incur a gain or a loss (as described  below) to the extent that there has been movement in forward  contract  prices.  If a Portfolio  engages in an offsetting transaction,  it may  subsequently  enter into a new forward  contract to sell the foreign  currency.  Should forward prices decline during the period between a Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an offsetting  contract for the purchase of the foreign currency,  the Portfolio will realize a gain to the extent the price of the  currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should  forward  prices  increase, the  Portfolio  will suffer a loss to the extent of the price of the  currency  it has agreed to  purchase  exceeds the price of the currency it has agreed to sell.

A Portfolio's  dealing in forward  foreign  currency  exchange  contracts  will generally be limited to the  transactions  described above.  However,  the  Portfolios  reserve the right to enter into forward  foreign  currency  contracts for different  purposes and under different  circumstances.  Of course,  the Portfolios are not required to enter into forward  contracts with regard to foreign currency-denominated  securities  and will not do so unless  deemed  appropriate.  It also  should be  realized  that this method of hedging  against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the securities.
It simply  establishes  a rate of exchange at a future date.  Additionally,  although  such  contracts  tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any  potential  gain which  might result from an increase in the value of that currency.

Although a  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its  holdings  of foreign currencies  into U.S.  dollars on a daily  basis.  It will do so from time to time,  and there are costs  associated  with  currency conversion.  Although  foreign  exchange  dealers  do not  charge  a fee for  conversion,  they do  realize  a  profit  based on the difference (the "spread")  between the prices at which they are buying and selling various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the  Portfolio at one rate,  while  offering a lesser rate of exchange  should the  Portfolio  desire to resell that currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the  exchange  rate  between  the U.S.  dollar and a  particular  foreign currency at or about that time.  The return on  "standard"  principal  exchange  rate linked  securities  is enhanced if the foreign currency to which the  security is linked  appreciates  against the U.S.  dollar,  and is  adversely  affected by  increases  in the foreign exchange value of the U.S. dollar;  "reverse" principal exchange rate linked securities are like the "standard"  securities, except that their return is enhanced by increases in the value of the U.S.  dollar and adversely  impacted by increases in the value of foreign currency.

Interest  payments on the securities are generally  made in U.S.  dollars at rates that reflect the degree of foreign  currency risk assumed or given up by the purchaser of the notes (i.e.,  at relatively  higher  interest rates if the purchaser has assumed some of the foreign  exchange risk, or relatively  lower interest rates if the issuer has assumed some of the foreign  exchange risk,  based on the expectations of the current market).

Principal  exchange rate linked securities may in limited cases be subject to acceleration of maturity  (generally,  not without the consent of the holders of the  securities),  which may have an adverse  impact on the value of the  principal  payment to be made at maturity.

Performance  Indexed Paper.  Performance indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain  foreign  exchange rate  movements.  The yield to the investor on performance  indexed paper is established at maturity as a function of spot exchange rates between the U.S.  dollar and a designated  currency as of or about that time  (generally,  the index maturity two days prior to  maturity).  The yield to the investor  will be within a range  stipulated at the time of purchase of the obligation.  Generally,  the guaranteed  minimum rate of return that is below, and a potential maximum rate of return that is above, market  yields on U.S.  dollar-denominated  commercial  paper.  In  addition,  both the minimum  and maximum  rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Portfolio may invest in securities of other investment companies,  including shares of closed-end  investment  companies,  unit investment  trusts,  and open-end  investment  companies,  which represent  interests in professionally  managed portfolios that may invest in any type of  instrument.  Investing  in other  investment  companies  involves  substantially  the same risks as investing directly in the underlying  instruments,  but may involve  additional  expenses at the investment  company-level,  such as portfolio management fees and operating expenses.  Certain types of investment companies,  such as closed-end  investment  companies,  issue a fixed  number of shares that trade on a stock  exchange  or  over-the-counter  at a premium or a discount to their net asset  value.
Others  are  continuously  offered  at net asset  value,  but may also be  traded in the  secondary  market.  The  extent to which a
Portfolio can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a  securities  exchange.  An ETF trades like common  stock and  represents a fixed portfolio of securities  designed to track a particular  market index.  Each Portfolio  could  purchase an ETF to  temporarily  gain exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of  underlying  securities.  The risks of owning an
ETF generally  reflect the risks of owning the underlying  securities  they are designed to track,  although lack of liquidity in an
ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies

Each  Portfolio  may purchase the  securities  of certain  foreign  investment  funds or trusts called  passive  foreign  investment companies.  Such  trusts  have  been the only or  primary  way to  invest  in  certain  countries.  In  addition  to  bearing  their proportionate  share of the trust's  expenses  (management  fees and operating  expenses),  shareholders  will also  indirectly bear similar expenses of such trusts.  Capital gains on the sale of such holdings are considered  ordinary income  regardless of how long the Portfolios hold their  investments.  In addition,  the Portfolios may be subject to corporate  income tax and an interest charge on certain  dividends and capital gains earned from these  investments,  regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and  interest,  the  Portfolios  intend to treat these  securities  as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time;  deductions  for losses are allowable  only to the extent of any gains  resulting from these deemed sales for prior taxable  years.  Such gains and losses will be treated as ordinary  income.  The  Portfolios  will be  required  to  distribute  any  resulting  income  even  though  it has not  sold  the  security  and  received  cash to pay such distributions.

Investment Limitations

The fundamental investment  restrictions for the Portfolios are set forth below. These fundamental  investment  restrictions may not be changed by a Portfolio  except by the affirmative  vote of a majority of the outstanding  voting  securities of that Portfolio as defined  in the  Investment  Company  Act of 1940.  (Under  the  Investment  Company  Act of 1940,  a "vote of the  majority  of the outstanding  voting  securities"  means the vote,  at a meeting of security  holders duly  called,  (i) of 67% or more of the voting securities  present at a meeting if the holders of more than 50% of the outstanding  voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding  voting  securities,  whichever is less (a "1940 Act Majority Vote").  Under these restrictions:

           1.   None of the Portfolios  may borrow money,  except that a Portfolio may borrow money (through the issuance of debt  securities  or  otherwise)  in an amount not  exceeding  one-third  of the  Portfolio's  total  assets immediately after the time of such borrowing.

           2.   None of the Portfolios may issue senior securities,  except as permitted under the Investment Company Act of
                1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

           3.   None of the  Portfolios,  will,  with respect to 75% of its total assets,  purchase  securities of an issuer
                (other than the U.S. Government,  its agencies,  instrumentalities  or authorities or repurchase  agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio's total  assets taken at market value to be invested in the securities  of such  issuer;  or (b) such  purchase  would,  at the  time,  result  in more  than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

           4.   None of the Portfolios may buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest  therein,
                (iii) invest  in  mortgage-related  securities  and  other  securities  that  are  secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the  ownership of securities.

           5.   None of the Portfolios may purchase or sell  commodities or commodity  contracts,  except that any Portfolio may purchase and sell derivatives  (including but not limited to options,  futures  contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial  instrument or other asset  (including,  but not limited to,  securities  indexes,  interest  rates,  securities,  currencies and physical commodities).

           6.   None of the Portfolios may make loans,  except that any Portfolio may (i) lend  portfolio  securities,  (ii)
                enter into repurchase agreements,  (iii) purchase all or a portion of an issue of debt securities, bank loan
                participation  interests,  bank  certificates  of  deposit,   bankers'  acceptances,   debentures  or  other
                securities,  whether or not the  purchase is made upon the  original  issuance of the  securities,  and (iv)
                participate in an interfund lending program with other registered investment companies..

           7.   None of the Portfolios  will  underwrite the securities of other issuers,  except where the Portfolio may be deemed to be an  underwriter  for  purposes  of  certain  federal  securities  laws in  connection  with the disposition of portfolio securities;  with investments in other investment companies;  and with loans that a
                Portfolio may make pursuant to its fundamental investment restriction on lending.

           8.   None of the  Portfolios  will purchase a security if, after giving effect to the purchase,  more than 25% of its total  assets would be invested in the  securities  of one or more issuers  conducting  their  principal business  activities  in the same  industry,  except  that this  restriction  does not  apply to  Government
                Securities (as such term is defined in the  Investment  Company Act of 1940).  In addition,  with respect to the Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

           1.  None of the  Portfolios,  will purchase any security while  borrowings,  including  reverse  repurchase agreements, representing more than 5% of the Portfolio's total assets are outstanding.

               Section  18(g) of the 1940 Act  defines  a  "senior  security"  as any  bond,  debenture,  note,  or  similar obligation  constituting a security and evidencing  indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an  open-end  investment  company  from  issuing  senior  securities  but permits  borrowings  from a bank if immediately  after the borrowing  there is asset coverage of at least 300% and provided  further that, in the event that such asset coverage falls below 300%,  the investment  company will,  within 3 days (not including
               Sundays and  holidays),  reduce the amount of its  borrowings  to an extent  that the asset  coverage of such borrowings  shall be at least 300%.  The SEC staff has taken the  position  that a fund may engage in certain leveraged  transactions,  such as short sales and financial  futures  contracts,  without  violating  Section
               18(f)(1) if it segregates fund assets.

FUND MANAGEMENT

The Funds' Directors And Officers

The Board of Directors is  responsible  for the management and  supervision  of the Funds'  business  affairs and for exercising all powers except those  reserved to the  shareholders.  Each Director  also serves as a Trustee of The Lutheran  Brotherhood  Family of
Funds,  a  registered  investment  company  consisting  of 11 Funds,  each of which offer Class A, Class B and  Institutional  Class shares.  Also,  in addition to serving  as a Trustee  of The  Lutheran  Brotherhood  Family of Funds,  Messrs. Gilbert and Eggerding
serve as a Trustees of The AAL Mutual Funds (a registered investment company  consisting of 20 Funds,  which offer Class A,  Class B and  Institutional  Class shares) and  as a  Directors of AAL Variable Product Series Fund,  Inc. (a  registered investment  company consisting of 14 Portfolios  that serve as an  underlying  fund for  variable  contracts  issued by  Thrivent Financial and Thrivent
Life.)

The following tables provide information about the Directors and officers of the Fund.

INTERESTED DIRECTORS*

                           Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age      of Service and Term of Office **   Past 5 Years                        Director
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
John O. Gilbert            Chairman and Director since 2003   Chairman, Thrivent Financial for    Chairman of the Life Office
625 Fourth Avenue South                                       Lutherans since 2002; Chairman,     Management Association (LOMA)
Minneapolis, MN                                               President and Chief Executive       board of directors; member of
Age 61                                                        Officer, Aid Association for        the board of regents for Luther
                                                              Lutherans from 1999 to 2002;        College in Decorah, Iowa;
                                                              President and Chief Executive       member of the board for Fox PAC
                                                              Officer, Aid Association for        - Performing Arts Center in
                                                              Lutherans from 1996 to 1999         Appleton, Wisconsin; Trustee,
                                                                                                  Luther Seminary Foundation; 11
                                                                                                  of The Lutheran Brotherhood Family
                                                                                                  of Funds; 20 of The AAL Mutual
                                                                                                  Funds and 14 of the AAL Variable
                                                                                                  Product Series Fund, Inc.

INDEPENDENT DIRECTORS

                           Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age      of Service and Term of Office **   Past 5 Years                        Director
-------------------------- ---------------------------------- --------------------------------- -----------------------------------
-------------------------- ---------------------------------- --------------------------------- -----------------------------------
Herbert F. Eggerding, Jr.  Director since 1990                Management consultant to          20 of The AAL Mutual Funds; 14 of
625 Fourth Avenue South                                       several privately owned           the AAL Variable Product Series
Minneapolis, MN                                               companies since 1997              Fund, Inc.; 11 of The Lutheran
Age 66                                                                                          Brotherhood Family of Funds
-------------------------- ---------------------------------- --------------------------------- -----------------------------------
Noel K. Estenson           Director since 1997                Retired; previously President     11 of The Lutheran Brotherhood
625 Fourth Avenue South                                       and Chief Executive Officer,      Family of Funds
Minneapolis, MN                                               CENEX, Inc. (petroleum products
Age 64                                                        business)
-------------------------- ---------------------------------- --------------------------------- -----------------------------------
Jodi L. Harpstead          Director since 1998                Vice President & General          Director, Delta Dental Plan of
625 Fourth Avenue South                                       Manager, Cardial Surgery          Minnesota; 11 of The Lutheran
Minneapolis, MN                                               Technologies for Medtronic,       Brotherhood Family of Funds
Age 46                                                        Inc. (medical products and
                                                              technologies business) since
                                                              2002; President, Global
                                                              Marketing and U.S. Sales,
                                                              Cardiac Rhythm Management for
                                                              Medtronic, Inc. from 2001 to
                                                              2002; Vice President, U.S.
                                                              Pacing Sales Manager for
                                                              Medtronic, Inc. from 1996 to
                                                              2001
-------------------------- ---------------------------------- --------------------------------- -----------------------------------
Connie M. Levi             Director since 1993                Retired                           Director, Norstan, Inc.; 11 of The
625 Fourth Avenue South                                                                         Lutheran Brotherhood Family of Funds
Minneapolis, MN
Age 64

EXECUTIVE OFFICERS

                           Position with the Fund, Length
Name, Address and Age      of Service and Term of Office***   Principal Occupation During the Past 5 Years
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Pamela J. Moret            President since 2002; Serves at    Executive Vice President, Marketing and Products, Thrivent
625 Fourth Avenue South    discretion of the Board until      Financial for Lutherans since 2002; Senior Vice President,
Minneapolis, MN            her successor is elected           Products, American Express Financial Advisors from 2000 to 2001;
Age 47                                                        Vice President, Variable Assets, American Express Financial
                                                              Advisors from 1996 to 2000
-------------------------- ---------------------------------- --------------------------------------------------------------------
Charles D. Gariboldi       Treasurer and Principal            Vice President, Investment Accounting, Thrivent Financial for
625 Fourth Avenue South    Accounting Officer since 2002,     Lutherans since 2002; Head of Investment Accounting, Aid
Minneapolis, MN            Serves at discretion of  the       Association for Lutherans from 1999 to 2001
Age 43                     Board until his successor is
                           elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
James H. Abitz             Vice President since 2001;         Senior Vice President, Investments, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Senior Vice President and Chief Investment
Minneapolis, MN            Board until his successor is       Officer, Aid Association for Lutherans from 1999 to 2001; Vice
Age 58                     elected                            President,  Investments, Aid Association for Lutherans from 1998 to 1999
-------------------------- ---------------------------------- --------------------------------------------------------------------
Karl  D. Anderson          Vice President since 2003;         Vice President of Investment Product Solutions Management,
625 Fourth Avenue South    Serves at discretion of the        Thrivent Financial for Lutherans since 2002; Vice President and
Minneapolis, MN            Board until his successor is       Actuary, Aid Association for Lutherans from 1997 to 2002
Age  42                    elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
Frederick P. Johnson       Vice President since 1998;         Vice President, Investment Operations, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Vice President, Investment Operations,
Minneapolis, MN            Board until his successor is       Lutheran Brotherhood in 2001; Assistant Vice President, Investment
Age 41                     elected                            Operations, Lutheran Brotherhood from 1994 to 2001
-------------------------- ---------------------------------- --------------------------------------------------------------------
Thomas R. Mischka          Vice President and Anti-Money      Vice President of Divisional Support Services, Thrivent Financial
625 Fourth Avenue South    Laundering Officer since 2003,     for Lutherans since 2003; Vice President of Marketing from 1997 to
Minneapolis, MN            Serves at discretion of the        2003, Aid Association for Lutherans
Age 44                     Board until his successor is
                           elected.
-------------------------- ---------------------------------- --------------------------------------------------------------------
Brenda J. Pederson         Vice President since 1998;         Vice President, Member Support and Mutual Fund Operations,
625 Fourth Avenue South    Serves at discretion of the        Thrivent Financial for Lutherans since 2002; Vice President,
Minneapolis, MN            Board until her successor is       Member Services, Lutheran Brotherhood from 2001 to 2002; Assistant
Age 42                     elected                            Vice President, Member Services, Lutheran Brotherhood from 1997 to
                                                              2001
-------------------------- ---------------------------------- --------------------------------------------------------------------
Brett L. Agnew             Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South    Serves at discretion of the        Counsel, Aid Association for Lutherans from 2001 to 2002;
Minneapolis, MN            Board until his successor is       Consultant Principal Financial Group from 1998 to 2001
Age 32                     elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
John C. Bjork              Secretary since 2000; Serves at    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South    discretion of the Board until      Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN            his successor is elected
Age 50
-------------------------- ---------------------------------- --------------------------------------------------------------------
James E. Nelson            Assistant Secretary since 2002;    Vice President, Securities Law, Thrivent Financial for Lutherans
625 Fourth Avenue South    Serves at discretion of the        since 2002; Head of Securities Law, Lutheran Brotherhood from 2001
Minneapolis, MN            Board until his successor is       to 2002;  Counsel and head of Insurance Practice Group, Law
Age 43                     elected                            Division of ING ReliaStar (formerly ReliaStar Financial Corp.)
                                                              from 1998 to 2001
-------------------------- ---------------------------------- --------------------------------------------------------------------
Marlene J. Nogle           Assistant Secretary since 2000;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South    Serves at discretion of the        Senior Counsel and Assistant Vice President, Lutheran Brotherhood
Minneapolis, MN            Board until her successor is       from 1991 to 2002
Age 55                     elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
Todd J. Kelly              Assistant Treasurer since 2002;    Manager Accounting Operations, Thrivent Financial for Lutherans
222 West College Avenue    Serves at discretion of the        since 2002; Manager, Mutual Fund Accounting, Aid Association for
Appleton, WI               Board until his successor is       Lutherans from 1996 to 2002
Age 33                     elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
Gerard V. Vaillancourt     Assistant Treasurer since 2002;    Manager of Fund Accounting Administration, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Manager-Portfolio Compliance, Lutheran
Minneapolis, MN            Board until his successor is       Brotherhood from 2001 to 2002; Manager-Fund Accounting, Minnesota
Age 35                     elected                            Life form 2000 to 2001; Supervisor-Securities Accounting, Lutheran
                                                              Brotherhood from 1998 to 2000
------------------------

* "Interested  person" of the Fund as defined in the Investment  Company Act of 1940 by virtue of positions with Thrivent  Financial for Lutherans.

** Each Director  serves an indefinite  term until his successor is duly elected and qualified.  The Fund's bylaws provide that each
Director must retire at the end of the calendar year in which the Director attains age 70.

***Officers serve at the discretion of the board until their successors are duly appointed and qualified.

COMMITTEES OF THE BOARD OF DIRECTORS

The Committees of the Board of Directors are comprised of the  Independent  Directors.  The  responsibilities  of the Committees are described below.

Audit  Committee.  The present  members of the Audit Committee are Ms. Levi  (Chairwoman),  Mr.  Eggerding,  Mr.  Estenson,  and Ms.
Harpstead.  The Audit  Committee  assists the Board of Directors in  fulfilling  its duties  relating to  accounting  and  financial reporting  practices  and serves as a direct  line of  communication  between  the Board of  Directors  and the  Fund's  independent accountants.  The  Audit  Committee  is  responsible  for  recommending  the  engagement  or  retention  of the  Fund's  independent accountants,  reviewing  with  the  independent  accountants  the  plan  and  the  results  of the  auditing  engagement,  approving professional  services provided by the independent  accountants prior to the performance of such services,  considering the range of audit and non-audit fees, reviewing the independence of the independent  accountants,  reviewing the scope and results of procedures of internal auditing,  and reviewing the system of internal accounting  control.  The Audit Committee of the Board of Directors held two meetings during the fiscal year ended December 31, 2002.

Contracts  Committee.  The present members of the Contracts Committee are Mr. Eggerding,  (Chairman),  Mr. Estenson,  Ms. Harpstead,
and Ms. Levi.  The function of the  Contracts  Committee is to assist the Board of Directors in  fulfilling  its duties with respect to the review and approval of contracts between the Fund and other entities,  including  entering into new contracts and the renewal of existing  contracts.  The Contracts  Committee  considers  investment  advisory,  distribution,  transfer agency,  administrative service and  custodial  contracts,  and such other  contracts  as the Board of Directors  deems  necessary  or  appropriate  for the continuation of operations of each Fund.  The Contracts Committee held two meetings during the fiscal year ended December 31, 2002.

Governance  Committee.  The present members of the Governance  Committee are Mr. Estenson (Chairman),  Ms. Harpstead,  Ms. Levi, and
Mr.  Eggerding.  The Governance  Committee assists the Board of Directors in fulfilling its duties with respect to the governance of the Fund, including  recommendations  regarding evaluation of the Board of Directors,  compensation of the Directors and composition of the committees and the Board's membership.  The Governance Committee makes  recommendations  regarding nominations for Directors, and will consider  nominees  suggested by shareholders to the attention of the President of the Fund. The Governance  Committee held two meetings during the fiscal year ended December 31, 2002.

Beneficial Interest In The Fund By Trustees

The following  tables  provides  information  as of December 31, 2002  regarding  the dollar range of  beneficial  ownership by each
Director in each  series of the Fund.  In  addition,  the amount  shown in the last column  reflects  the  aggregate  amount of each
Director's  beneficial ownership in all registered  investment companies within the investment company complex which are overseen by the Director.

INTERESTED DIRECTORS

                                                                                               Aggregate Dollar Range of
                                                                                              Beneficial Ownership in All
                                                                                                 Registered Investment
                                                                                               Companies Overseen by the
                                                Dollar Range of Beneficial Ownership          Director in the Investment
Name of Director                                   in Each Series of the Fund                      Company Complex
-------------------------- -------------------------------------------------------------------------------------------------
John O. Gilbert            Small Cap Growth Portfolio                                  None        Over $100,000
                           Opportunity Growth Portfolio                                None
                           Mid Cap Select Growth Portfolio                             None
                           Mid Cap Growth Portfolio                                    None
                           World Growth Portfolio                                      None
                           All Cap Portfolio                                           None
                           Growth Portfolio                                            None
                           Investors Growth Portfolio                                  None
                           Growth Stock Portfolio                                      None
                           Value Portfolio                                             None
                           High Yield Portfolio                                        None
                           Income Portfolio                                            None
                           Limited Maturity Bond Portfolio                             None
                           Money Market Portfolio                                      None
-------------------------- -------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

                                                                                               Aggregate Dollar Range of
                                                                                              Beneficial Ownership in All
                                                                                                 Registered Investment
                                                                                               Companies Overseen by the
                                                Dollar Range of Beneficial Ownership          Director in the Investment
Name of Director                                   in Each Series of the Fund                      Company Complex
-------------------------------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.  Small Cap Growth Portfolio                                  None        Over $100,000
                           Opportunity Growth Portfolio                                None
                           Mid Cap Select Growth Portfolio                             None
                           Mid Cap Growth Portfolio                              $1-$10,000
                           World Growth Portfolio                                      None
                           All Cap Portfolio                                           None
                           Growth Portfolio                                 $10,001-$50,000
                           Investors Growth Portfolio                                  None
                           Growth Stock Portfolio                                      None
                           Value Portfolio                                             None
                           High Yield Portfolio                             $10,001-$50,000
                           Income Portfolio                                            None
                           Limited Maturity Bond Portfolio                             None
                           Money Market Portfolio                                      None
-------------------------------------------------------------------------------------------------------------------------
Noel K. Estenson           Small Cap Growth Portfolio                                  None        Over $100,000
                           Opportunity Growth Portfolio                                None
                           Mid Cap Select Growth Portfolio                             None
                           Mid Cap Growth Portfolio                                    None
                           World Growth Portfolio                                      None
                           All Cap Portfolio                                           None
                           Growth Portfolio                                   Over $100,000
                           Investors Growth Portfolio                                  None
                           Growth Stock Portfolio                                      None
                           Value Portfolio                                             None
                           High Yield Portfolio                                        None
                           Income Portfolio                                            None
                           Limited Maturity Bond Portfolio                             None
                           Money Market Portfolio                                      None
-------------------------------------------------------------------------------------------------------------------------
Jodi L. Harpstead          Small Cap Growth Portfolio                                  None         $50,001-$100,000
                           Opportunity Growth Portfolio                                None
                           Mid Cap Select Growth Portfolio                             None
                           Mid Cap Growth Portfolio                                    None
                           World Growth Portfolio                                      None
                           All Cap Portfolio                                           None
                           Growth Portfolio                                            None
                           Investors Growth Portfolio                                  None
                           Growth Stock Portfolio                                      None
                           Value Portfolio                                             None
                           High Yield Portfolio                                        None
                           Income Portfolio                                            None
                           Limited Maturity Bond Portfolio                             None
                           Money Market Portfolio                                      None
---------------------------------------------------------------------------------------------------------------------------
Connie M. Levi             Small Cap Growth Portfolio                                  None        $50,001-$100,000
                           Opportunity Growth Portfolio                                None
                           Mid Cap Select Growth Portfolio                             None
                           Mid Cap Growth Portfolio                                    None
                           World Growth Portfolio                                      None
                           All Cap Portfolio                                           None
                           Growth Portfolio                               $50,001- $100,000
                           Investors Growth Portfolio                                  None
                           Growth Stock Portfolio                                      None
                           Value Portfolio                                             None
                           High Yield Portfolio                                        None
                           Income Portfolio                                            None
                           Limited Maturity Bond Portfolio                             None
                           Money Market Portfolio                                      None

Compensation Of Directors And Officers

The Fund makes no payments to any of its  officers  for  services  performed  for the Fund.  The  Directors  who are not  interested persons  will prospectively receive an annual compensation of $65,000 to attend  meetings of the Boards of Directors and Trustees of the Fund and The  Lutheran  Brotherhood  Family of Funds. A designated  committee  chairperson or "lead" Director is  compensated an additional  $2,500 per year for each such position.

Directors  who are not  interested  persons  of the Fund are  reimbursed  by the Fund for any  expenses  they may incur by reason of attending  Board meetings or in connection  with other services they may perform in connection with their duties as Directors of the
Fund.  The Directors receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended  December 31, 2002,  the  Directors of the Fund  received the  following  amounts of  compensation  either directly or in the form of payments made into a deferred compensation plan:

--------------------------------------------------- ------------------------------------ -------------------------------------
                Name and Position                                                        Total Compensation Paid by Fund and
                    of Person                        Aggregate Compensation From Fund         Fund Complex in 2003 (1)
--------------------------------------------------- ------------------------------------ -------------------------------------
John O. Gilbert (2)                                 $0                                   $0
Chairman and Director
--------------------------------------------------- ------------------------------------ -------------------------------------
Herbert F. Eggerding, Jr.                           $23,275                              $50,500
Director
--------------------------------------------------- ------------------------------------ -------------------------------------
Noel K. Estenson                                    $22,4323                             $48,000
Director
--------------------------------------------------- ------------------------------------ -------------------------------------
Jodi L. Harpstead                                   $21,589                              $45,500
Director
--------------------------------------------------- ------------------------------------ -------------------------------------
Connie M. Levi                                      $22,432                              $48,000
Director

/1/ The "Fund  Complex"  includes the 11 series of The Lutheran  Brotherhood  Family of Funds and the 27  portfolios of LB Series Fund,
Inc., 20 of The AAL Mutual Funds. and 14 of the AAL Variable Product Series Fund, Inc.
/2/ Interested person" of the Fund as defined in the Investment Company Act of 1940.
/3/ Mr.  Estenson  elected  to  receive  a portion  of his  compensation  as  deferred  compensation.  The  total  amount of  deferred compensation payable to Mr. Estenson as of December 31, 2002, was $0.

Code Of Ethics

The Fund,  Thrivent  Financial and the subadvisers  have each adopted a code of ethics pursuant to the requirements of the 1940 Act.
Under the codes of ethics,  personnel are only permitted to engage in personal  securities  transactions  in accordance with certain conditions  relating to such person's position,  the identity of the security,  the timing of the transaction,  and similar factors.
Transactions  in securities that may be held by the Funds are permitted,  subject to compliance with applicable  provisions of their respective  code  of  ethics.  Personal  securities  transactions  must be  reported  quarterly  and  broker  confirmations  of such transactions must be provided for review.

Proxy Voting Policies

The Fund has adopted the proxy voting policies of Thrivent  Financial for Lutherans and Thrivent  Investment  Management, Inc.
Those policies, and the proxy voting policies of its subadvisers, are described below.

                                                THRIVENT FINANCIAL FOR LUTHERANS AND
                                                THRIVENT INVESTMENT MANAGEMENT INC.
                                             PROXY VOTING PROCESS AND POLICIES SUMMARY

o  RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent Financial for Lutherans and Thrivent Investment  Management Inc. ("Thrivent  Financial") recognize and adhere to the  principle  that one of the  privileges  of owning  stock in a company  is the right to vote in the  election  of the  company's directors and on matters  affecting  certain  important  aspects of the company's  structure  and  operations  that are submitted to shareholder vote. As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements  of  issuers  whose  stock is owned by the  investment  companies  which it  sponsors  and serves as  investment  adviser
("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent  Financial has adopted Proxy Voting  Policies and Procedures  ("Policies and  Procedures")  for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions  with  respect to proxy  issues will be made in light of the anticipated  impact of the issue on the  desirability  of investing in the portfolio  company from the viewpoint of the particular  client or Thrivent Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund shareholders or, where employee benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Our intent has always been to vote proxies,  where  possible to do so, in a manner  consistent  with our fiduciary  obligations  and  responsibilities.  Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration  Given  Management  Recommendations.  One of the primary factors  Thrivent  Financial  considers when  determining the desirability  of investing in a particular  company is the quality and depth of its  management.  The Policies and  Procedures  were developed with the recognition that a company's  management is entrusted with the day-to-day  operations of the company,  as well as its long-term  direction  and  strategic  planning,  subject to the  oversight of the  company's  board of  directors.  Accordingly,
Thrivent  Financial  believes that the  recommendation  of management on most issues should be given weight in determining how proxy issues  should be voted.  However,  the position of the  company's  management  will not be supported in any  situation  where it is found to be not in the best  interests of the client,  and the  portfolio  manager may always elect to vote  contrary to  management when he or she believes a  particular  proxy  proposal may  adversely  affect the  investment  merits of owning stock in a portfolio company.

o  ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio  Compliance and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance and Valuation  Committee  ("Compliance
Committee") is responsible for establishing  positions with respect to corporate governance and other proxy issues,  including those involving  social  responsibility  issues.  While the  Compliance  Committee  sets voting  guidelines  and serves as a resource  for
Thrivent Financial  portfolio  management,  it does not have proxy voting authority for any Thrivent Fund or institutional  account.
Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment  Operations.  The Investment  Operations  Staff  ("Investment  Operations")  is responsible for  administering  the proxy voting  process as set forth in the Policies and  Procedures,  and for ensuring that all meeting  notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

o  HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process,  Thrivent Financial has retained  Institutional  Shareholder Services ("ISS") as an expert in the proxy voting and corporate  governance area. ISS specializes in providing a variety of fiduciary-level  proxy advisory and voting services.  These services include in-depth  research,  analysis,  and voting  recommendations  as well as vote execution, reporting,  auditing and consulting  assistance  for the handling of proxy voting  responsibility  and corporate  governance-related efforts.  While the  Compliance  Committee  relies upon ISS  research in helping to  establish  Thrivent  Finanicial's  proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming  shareholder  meetings for portfolio  companies held in client  accounts  and to  transmit  votes to the various  custodian  banks of our  clients.  ISS tracks and  reconciles  Thrivent
Financial  holdings  against  incoming  proxy  ballots.  If ballots do not arrive on time,  ISS procures  them from the  appropriate custodian  or proxy  distribution  agent.  Meeting  and record  date  information  is updated  daily,  and  transmitted  to Thrivent
Financial through both  ProxyMaster.com  and VoteX, ISS web-based  applications.  ISS is also responsible for maintaining  copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides  comprehensive  summaries of proxy  proposals,  publications  discussing  key proxy voting  issues,  and specific  vote recommendations  regarding portfolio company proxies to assist in the proxy research process.  Upon request,  portfolio managers may receive any or all of the above-mentioned  research materials to assist in the vote determination  process.  The final authority and responsibility  for proxy voting  decisions  remains  with  Thrivent  Financial.  Decisions  with respect to proxy  matters are made primarily in light of the  anticipated  impact of the issue on the  desirability  of investing in the company from the  viewpoint of our clients.

Portfolio  managers may decide to vote their proxies  inconsistently  with Thrivent  Financial's  policies as set by the  Compliance
Committee  and  instruct  Investment  Operations  to vote  all  proxies  accordingly.  Portfolio  managers  who vote  their  proxies inconsistent with Thrivent Financial's  guidelines are required to document the rationale for their vote.  Investment  Operations is responsible  for maintaining  this  documentation  and assuring that it adequately  reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific voting  guidelines have been adopted by the Compliance  Committee for routine  anti-takeover,  executive  compensation  and corporate  governance  proposals,  as well as other common  shareholder  proposals,  and are available to shareholders upon request.
The following is a summary of the significant Thrivent Financial policies:

Board  Structure  and  Composition  Issues - Thrivent  Financial  believes  boards are  expected  to have a  majority  of  directors independent  of  management.  The  independent  directors  are  expected to organize  much of the  board's  work,  even if the chief executive officer also serves as chairman of the board. Key committees (audit,  compensation,  and nominating/corporate  governance)
of the board  are  expected  to be  entirely  independent  of  management.  It is  expected  that  boards  will  engage in  critical self-evaluation of themselves and of individual members.  Individual directors,  in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships  they accept,  and to own a meaningful amount of stock in companies on whose boards they serve. As such,  Thrivent  Financial  withholds votes for directors who miss more than one-fourth of the scheduled board  meetings.  Thrivent  Financial votes against  management  efforts to stagger board member terms because a staggered board may act as a deterrent to takeover  proposals.  For the same reasons,  Thrivent  Financial votes for proposals that seek to fix the size of the board.

Executive and Director  Compensation - Non-salary  compensation  remains one of the most sensitive and visible corporate  governance issues.  Although  shareholders  have  little say about how much the CEO is paid in salary and bonus,  they do have a major voice in approving  stock option and  incentive  plans.  Stock option  plans  transfer  significant  amounts of wealth from  shareholders  to employees,  and in particular to executives and  directors.  Rightly,  the cost of these plans must be in line with the  anticipated benefits to shareholders.  Clearly,  reasonable  limits must be set on dilution as well as  administrative  authority.  In addition, shareholders  must  consider  the  necessity  of  the  various  pay  programs  and  examine  the  appropriateness  of  award  types.
Consequently,  the pros and cons of these proposals  necessitate a case-by-case  evaluation.  Generally,  Thrivent Financial opposes compensation  packages  that  provide  what we view as  excessive  awards to a few senior  executives  or that  contain  excessively dilutive stock option grants based on a number of criteria such as the costs  associated with the plan, plan features,  and dilution to shareholders.

Ratification  of Auditors - Annual  election of the  outside  accountants  is standard  practice.  While it is  recognized  that the company is in the best position to evaluate the  competence of the outside  accountants,  we believe that outside  accountants  must ultimately be accountable to  shareholders.  Given the rash of accounting  irregularities  that were not detected by audit panels or auditors,  shareholder  ratification is an essential step in restoring investor  confidence.  In line with this,  Thrivent Financial votes for  proposals to ratify  auditors,  unless an auditor has a financial  interest in or  association  with the company,  and is therefore  not  independent;  or there is reason to believe  that the  independent  auditor has  rendered an opinion that is neither accurate nor indicative of the company's financial position.

Mergers and Acquisitions,  Anti-Takeover and Corporate  Governance Issues - Thrivent  Financial votes on mergers and acquisitions on a  case-by-case  basis,  taking the following  into account:  anticipated  financial and operating  benefits;  offer price (cost vs.
premium);  prospects of the  combined  companies;  how the deal was  negotiated;  the opinion of the  financial  advisor;  potential conflicts of interest between  management's  interests and shareholders'  interests;  and changes in corporate  governance and their impact on shareholder rights.  Thrivent Financial generally opposes  anti-takeover  measures since they adversely impact shareholder rights.  Also,  Thrivent  Financial will consider the dilutive  impact to  shareholders  and the effect on  shareholder  rights when voting on corporate governance proposals.

Social,  Environmental and Corporate  Responsibility Issues - In addition to moral and ethical  considerations  intrinsic to many of these  proposals,  Thrivent  Financial  recognizes their potential for impact on the economic  performance of the company.  Thrivent
Financial balances these considerations  carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent Financial believes it is impossible to vote in a manner that would  accurately  reflect the views of the  beneficial  owners of the portfolios that it manages. As such, on these items Thrivent Financial  abstains.  When voting on matters with apparent economic or operational impacts on the company,  Thrivent  Financial  realizes that the precise  economic  effect of such proposals is often unclear.  Where this is the case, Thrivent Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined,  Investment  Operations enters votes  electronically  into ISS's ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic  confirmation to Thrivent Financial  indicating that the votes were successfully transmitted.

On a periodic  basis,  Investment  Operations  queries the  ProxyMaster or VoteX system to determine  newly  announced  meetings and meetings not yet voted. When the date of the stockholders'  meeting is approaching,  Investment  Operations  contacts the applicable portfolio  manager if the vote for a  particular  client or  Thrivent  Fund has not yet been  recorded in the  computer  system on a non-routine proposal.

Should a portfolio manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance  Committee is also  responsible for monitoring and resolving  possible  material  conflicts  between the interests of
Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent  Financial  guidelines to vote client proxies should in most instances  adequately  address any possible conflicts of interest since our voting guidelines are  pre-determined by the Compliance  Committee using  recommendations  from ISS, an independent third party.

However,  for proxy votes inconsistent with Thrivent  Financial  guidelines,  Investment  Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's  voting rationale  appears  reasonable.  Issues raising  possible  conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate  resolution.  The Compliance Committee then assesses whether any business or other  relationships  between Thrivent  Financial and a portfolio  company could have influenced an inconsistent vote on that company's proxy.

REPORTING AND RECORD RETENTION

Proxy  statements  received from issuers  (other than those which are available on the SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are  available  upon  request.  Thrivent  Financial  retains proxy  solicitation  materials,  memoranda regarding votes cast in opposition to the position of a company's  management,  and  documentation on shares voted  differently than the Thrivent  Financial  voting  guidelines.  In addition,  any document  which is material to a proxy voting  decision  such as the
Thrivent  Financial voting  guidelines,  Compliance  Committee  meeting  materials,  and other internal  research relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for six years.

Vote Summary  Reports will be generated for each Thrivent  Fund. The report  specifies the company,  ticker,  cusip,  meeting dates, proxy  proposals,  and votes which have been cast for the Thrivent Fund during the period,  the position  taken with respect to each issue and whether the fund voted with or against company management.  Reports normally cover quarterly or annual periods.

                                             Pacific investment management company llc
                                                Proxy Voting Policies and Procedures

The  following  are general  proxy  voting  policies  and  procedures  ("Policies  and  Procedures")  adopted by Pacific  Investment
Management  Company  LLC  ("PIMCO"),  an  investment  adviser  registered  under the  Investment  Advisers  Act of 1940,  as amended
("Advisers Act").  PIMCO serves as the investment  adviser to investment  companies  registered under the Investment  Company Act of
1940, as amended ("1940 Act") as well as separate investment accounts for other clients./1/  These  Policies  and   Procedures   are
adopted to ensure  compliance  with Rule 206(4)-6 of the Advisers  Act,  other  applicable  fiduciary  obligations  of PIMCO and the applicable rules and regulations of the Securities and Exchange  Commission  ("SEC") and  interpretations  of its staff.  PIMCO will implement  these Policies and Procedures for each of its respective  clients as required  under  applicable  law,  unless  expressly directed by a client in writing to refrain from voting that  client's  proxies.  PIMCO's  authority to vote proxies on behalf of its clients is established by its advisory contracts,  comparable documents or by an overall delegation of discretionary  authority over its client's  assets.  These  Policies and Procedures  also apply to any voting rights and/or consent rights of PIMCO,  on behalf of its  clients,  with  respect to debt  securities,  including  but not  limited  to,  plans of  reorganization.  In  addition  to SEC
requirements   governing   advisers,   PIMCO's  Policies  and  Procedures   reflect  the  long-standing   fiduciary   standards  and
responsibilities for ERISA accounts set out in the Department of Labor's rules and regulations./2/

--------
/1/ These Policies and Procedures  address proxy voting  considerations  under U.S. law and regulation and do not address the laws or requirements of other jurisdictions.
/2/ Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Set forth below are PIMCO's  Policies and  Procedures  with respect to voting shares owned by advisory  clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These  Policies and  Procedures  are designed  and  implemented  in a manner  reasonably  expected to ensure that proxy  matters are conducted in the best  interests of PIMCO's  clients.  Each proxy is voted on a  case-by-case  basis taking into  consideration  any relevant  contractual  obligations as well as other relevant facts and  circumstances.  Proxies may also be voted with the objective of fostering  good  corporate  governance  practices,  including  the fair and equal  treatment of  shareholders  together  with the reasonable disclosure to shareholders of company policies, activities and returns.

PIMCO may abstain from voting a client  proxy under the  following  circumstances:  (1) when the  economic  effect on  shareholders'
interests or the value of the  portfolio  holding is  indeterminable  or  insignificant;  or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material  conflicts of interest in the best interest of its clients.  If a material  conflict of interest should arise,  PIMCO will seek to resolve such  conflict in the client's best interest by pursuing any one of the following  courses of action:

           1.   convening an ad-hoc committee to assess and resolve the conflict;
           2.   voting in accordance with the  instructions/consent  of a client after providing notice of and disclosing to that client the conflict;
           3.   voting the proxy in accordance with the recommendation of an independent third-party service provider;
           4.   suggesting that the client engage another party to determine how the proxies should be voted;
           5.   delegating the vote to an independent third-party service provider;
           6.   voting in  accordance  with these  Policies and  Procedures if such vote  involves  little  discretion or no discretion; or
           7.   voting in good faith in the best interests of a client.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent  required by  applicable  law or otherwise  approved by PIMCO,  PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However,  upon request from an  appropriately  authorized  individual,  PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g.,  trustees or consultants  retained by the client),  how PIMCO  voted such  client's  proxy.  In  addition,  PIMCO  provides  its  clients  with a copy of these  Policies  and
Procedures  or a concise  summary of these  Policies  and  Procedures:  (i) in Part II of Form ADV;  (ii)  together  with a periodic account  statement in a separate  mailing;  or (iii) any other means as determined by PIMCO.  The summary states that these Policies and  Procedures  are available  upon request and informs  clients that  information  about how PIMCO voted that client's  proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent  maintains  proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records  include:  (1) a copy of all proxy  voting  policies  and  procedures;  (2) proxy  statements  received  regarding  client  securities  (which may be satisfied by relying on obtaining a copy of a proxy  statement from the SEC's  Electronic Data  Gathering,  Analysis,  and Retrieval
(EDGAR) system or a third party provided that the third party  undertakes to provide a copy promptly upon request);  (3) a record of each vote cast by PIMCO on behalf of a client;  (4) a copy of any  document  created by PIMCO that was material to making a decision on how to vote  proxies  on behalf of a client or that  memorializes  the basis for that  decision;  and (5) a copy of each  written client  request for proxy  voting  records and any written  response  from PIMCO to any  (written or oral)  client  request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are  maintained by PIMCO or its agent in an easily  accessible  place for a period of five years from the end of the fiscal year during which the last entry was made on such  record,  the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's  proxy voting  procedures  are described  below.  PIMCO's  Compliance  Group will provide for the  supervision  and periodic review,  no less  than on a  quarterly  basis,  of its  proxy  voting  activities  and the  implementation  of  these  Policies  and
Procedures.

Because PIMCO has contracted with State Street  Investment  Manager  Solutions,  LLC ("IMS West") to perform  portfolio  accounting, securities  processing  and  settlement  processing  on behalf of PIMCO,  certain  of the  following  procedures  involves  IMS West administering  and facilitating  the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

           1.   Transmit  Proxy to PIMCO.  IMS West will forward to PIMCO's  Middle  Office Group each proxy  received  from registered owners of record (e.g., custodian bank or other third party service providers).

           2.   Conflicts of Interest.  PIMCO's  Middle  Office Group will review each proxy to determine  whether there may be a material  conflict  between  PIMCO and its client.  As part of this  review,  the group will  determine whether  the issuer of the  security  or  proponent  of the  proposal  is a client of PIMCO.  If no conflict exists,  this  group will  forward  each  proxy to the  appropriate  portfolio  manager  for  consideration.
                However,  if a conflict  does exist,  PIMCO's  Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

           3.   Vote.  The  portfolio  manager will review the  information,  will vote the proxy in  accordance  with these
                Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

           4.   Review.  PIMCO's  Middle  Office  Group will review each proxy that was  submitted  to and  completed by the appropriate  portfolio  manager.  PIMCO's  Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision.

           5.   Transmittal  to Third  Parties.  IMS West will  document  the  portfolio  manager's  decision for each proxy received from PIMCO's Middle Office Group in a format  designated by the custodian bank or other third party service  provider.  IMS West will maintain a log of all corporate  actions,  including  proxy voting,  which indicates,  among other things,  the date the notice was received and verified,  PIMCO's response,  the date and time the custodian bank or other third party service provider was notified,  the expiration date and any action taken.

Categories of Proxy Voting Issues

In general,  PIMCO reviews and considers corporate  governance issues related to proxy matters and generally supports proposals that foster good  corporate  governance  practices.  PIMCO  considers each proposal on a case-by-case  basis,  taking into  consideration various  factors  and all  relevant  facts and  circumstances  at the time of the vote.  PIMCO may vote  proxies as  recommended  by management on routine  matters  related to the  operation of the issuer and on matters not expected to have a  significant  economic impact on the issuer and/or  shareholders,  because PIMCO believes the  recommendations by the issuer generally are in shareholders'
best interests,  and therefore in the best economic  interest of PIMCO's clients.  The following is a non-exhaustive  list of issues that may be included in proxy  materials  submitted to clients of PIMCO,  and the factors that PIMCO may consider in determining how to vote the client's proxies.

Board of Directors

           1.   Independence.  PIMCO may consider the following  factors when voting on director  independence  issues:  (i)
                majority requirements for the board and the audit,  nominating,  compensation and/or other board committees;
                and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

           2.   Director  Tenure and Retirement.  PIMCO may consider the following  factors when voting on limiting the term of outside  directors:  (i) the  introduction of new viewpoints on the board;  (ii) a reasonable  retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

           3.   Nominations in Elections.  PIMCO may consider the following  factors when voting on  uncontested  elections:
                (i) composition of the board;  (ii) nominee  availability  and attendance at meetings;  (iii) any investment made by the nominee in the issuer;  and (iv) long-term  corporate  performance and the price of the issuer's securities.

           4.   Separation  of  Chairman  and CEO  Positions.  PIMCO may  consider  the  following  factors  when  voting on proposals  requiring  that the  positions  of chairman of the board and the chief  executive  officer not be filled by the same person:  (i) any potential  conflict of interest  with respect to the board's  ability to review and oversee  management's  actions;  and (ii) any potential  effect on the issuer's  productivity and efficiency.

           5.   D&O  Indemnification  and  Liability  Protection.  PIMCO may consider the  following  factors when voting on proposals that include  director and officer  indemnification  and liability  protection:  (i)  indemnifying directors for conduct in the normal course of business;  (ii)  limiting  liability for monetary  damages for violating the duty of care;  (iii)  expanding  coverage  beyond legal  expenses to acts that  represent more serious violations of fiduciary obligation than carelessness (e.g. negligence);  and (iv) providing expanded coverage in cases where a director's  legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

           6.   Stock  Ownership.  PIMCO may consider  the  following  factors  when voting on proposals on mandatory  share ownership  requirements  for  directors:  (i) the  benefits of  additional  vested  interest in the issuer's stock;  (ii) the ability of a director to fulfill his duties to the issuer  regardless  of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

           1.   Contested  Director  Nominations.  PIMCO may consider  the  following  factors when voting on proposals  for director  nominees  in a  contested  election:  (i)  background  and  reason  for the  proxy  contest;  (ii)
                qualifications  of the director  nominees;  (iii)  management's  track record;  (iv) the issuer's  long-term financial performance within its industry; (v) assessment of what each side is offering  shareholders;  (vi)
                the likelihood  that the proposed  objectives and goals can be met; and (vii) stock  ownership  positions of the director nominees.

           2.   Reimbursement  for Proxy  Solicitation  Expenses.  PIMCO may consider the  following  factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses;  (ii)
                estimated  total cost of  solicitation;  (iii)  total  expenditures  to date;  (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

           3.   Ability to Alter the Size of the Board by  Shareholders.  PIMCO may consider  whether the proposal  seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

           4.   Ability to Remove  Directors by Shareholders.  PIMCO may consider  whether the proposal allows  shareholders to remove  directors  with or without  cause and/or allow  shareholders  to elect  directors  and fill board vacancies.

           5.   Cumulative  Voting.  PIMCO may consider the  following  factors when voting on  cumulative  voting:  (i) the ability of  significant  stockholders  to elect a director of their  choosing;  (ii) the ability of minority shareholders  to  concentrate  their  support in favor of a  director(s)  of their  choosing;  and (iii) any potential limitation placed on the director's ability to work for all shareholders.

           6.   Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors,  including but not limited to limiting  the ability of  shareholders  to effect  change when voting on  supermajority  requirements  to approve an issuer's  charter or bylaws,  or to approve a merger or other  significant  business  combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

           1.   Classified  Boards.  PIMCO may  consider  the  following  factors  when  voting on  classified  boards:  (i)
                providing  continuity to the issuer;  (ii) promoting  long-term  planning for the issuer; and (iii) guarding against unsolicited takeovers.

           2.   Poison  Pills.  PIMCO may  consider  the  following  factors  when voting on poison  pills:  (i)  supporting proposals to require a shareholder  vote on other  shareholder  rights plans;  (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer;  and (iii) other  alternatives to prevent a takeover at a price clearly below the true value of the issuer.

           3.   Fair Price  Provisions.  PIMCO may consider the following  factors when voting on proposals  with respect to fair price  provisions:  (i) the vote required to approve the proposed  acquisition;  (ii) the vote required to repeal the fair price  provision;  (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g.,  supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

           1.   Stock  Authorizations.  PIMCO may consider the  following  factors to help  distinguish  between  legitimate proposals to authorize  increases in common stock for  expansion  and other  corporate  purchases  and those proposals  designed  primarily as an anti-takeover  device: (i) the purpose and need for the stock increase;
                (ii) the percentage  increase with respect to the authorization  currently in place;  (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

           2.   Issuance of  Preferred  Stock.  PIMCO may  consider  the  following  factors  when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting,  conversion,  dividend distribution,  and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover  defense or carry  superior  voting  rights;  (iii)  whether  the issuer  specifies  the  voting, dividend,  conversion,  and  other  rights  of such  stock  and the  terms  of the  preferred  stock  appear reasonable;  and (iv)  whether the stated  purpose is to raise  capital or make  acquisitions  in the normal course of business.

           3.   Stock Splits.  PIMCO may consider the  following  factors when voting on stock  splits:  (i) the  percentage increase in the number of shares with  respect to the  issuer's  existing  authorized  shares;  and (ii) the industry that the issuer is in and the issuer's performance in that industry.

           4.   Reversed  Stock Splits.  PIMCO may consider the following  factors when voting on reverse stock splits:  (i)
                the  percentage  increase in the shares with respect to the issuer's  existing  authorized  stock;  and (ii)
                issues related to delisting the issuer's stock.

Executive and Director Compensation

           1.   Stock Option  Plans.  PIMCO may  consider the  following  factors  when voting on stock  option  plans:  (i)
                whether the stock  option plan  expressly  permits the  repricing  of options;  (ii)  whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding;  (iii) whether the plan has an option exercise price below the market price on the day of the grant;  (iv) whether the proposal relates to an  amendment  to extend the term of options for  persons  leaving  the firm  voluntarily  or for cause; and (v) whether the stock option plan has certain other embedded features.

           2.   Director Compensation.  PIMCO may consider the following factors when voting on director  compensation:  (i)
                whether  director  shares are at the same market risk as those of the  issuer's  shareholders;  and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

           3.   Golden and Tin  Parachutes.  PIMCO may  consider  the  following  factors  when voting on golden  and/or tin parachutes:  (i) whether they will be submitted for shareholder approval;  and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

           State  Takeover  Statutes.  PIMCO may  consider  the  following  factors  when voting on  proposals to opt out of a state takeover  statute:  (i) the power the statute vests with the issuer's  board;  (ii) the potential of the statute to stifle bids; and
(iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

           1.   Mergers  and  Acquisitions.  PIMCO may  consider  the  following  factors  when  voting  on a merger  and/or acquisition:  (i)  anticipated  financial and operating  benefits as a result of the merger or  acquisition;
                (ii) offer price;  (iii)  prospects of the combined  companies;  (iv) how the deal was  negotiated;  and (v)
                changes in corporate  governance  and the potential  impact on shareholder  rights.  PIMCO may also consider
                what  impact  the  merger  or  acquisition  may  have  on  groups/organizations   other  than  the  issuer's
                shareholders.

           2.   Corporate  Restructurings.  With respect to a proxy  proposal that  includes a spin-off,  PIMCO may consider the tax and regulatory  advantages,  planned use of sale proceeds,  market focus, and managerial incentives.
                With respect to a proxy  proposal that includes an asset sale,  PIMCO may consider the impact on the balance sheet or working  capital  and the value  received  for the asset.  With  respect to a proxy  proposal  that includes a liquidation,  PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For investment  companies,  PIMCO votes, on a case-by-case  basis,  each proxy and takes all reasonable steps to ensure that proxies are voted  consistent  with all  applicable  investment  policies  of the client and in  accordance  with any  resolutions  or other instructions approved by authorized persons of the client.

           1.   Election of Directors or Trustees.  PIMCO may consider the following  factors when voting on the director or trustee  nominees of a mutual fund: (i) board  structure,  director  independence  and  qualifications,  and compensation  paid by the fund and the  family of  funds;  (ii)  availability  and  attendance  at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

           2.   Converting  Closed-end  Fund to Open-end  Fund.  PIMCO may  consider  the  following  factors when voting on converting a closed-end  fund to an open-end  fund:  (i) past  performance  as a closed-end  fund;  (ii) the market in which the fund invests;  (iii)  measures  taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

           3.   Proxy Contests.  PIMCO may consider the following  factors related to a proxy contest:  (i) past performance of the fund;  (ii) the market in which the fund invests;  (iii)  measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

           4.   Investment  Advisory  Agreements.  PIMCO may  consider  the  following  factors  related to  approval  of an
                investment   advisory   agreement:   (i)  proposed  and  current  fee   arrangements/schedules;   (ii)  fund
                category/investment  objective; (iii) performance benchmarks;  (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

           5.   Policies  Established  in Accordance  with the 1940 Act. PIMCO may consider the following  factors:  (i) the extent to which the proposed  changes  fundamentally  alter the investment focus of the fund and comply with
                SEC interpretation;  (ii) potential  competitiveness;  (iii) regulatory  developments;  and (iv) current and potential returns and risks.

           6.   Changing a Fundamental Restriction to a Non-fundamental  Restriction.  PIMCO may consider the following when voting on a proposal to change a  fundamental  restriction  to a  non-fundamental  restriction:  (i) reasons given by the board and management for the change;  and (ii) the projected impact of the change on the fund's portfolio.

           7.   Distribution  Agreements.  PIMCO  may  consider  the  following  when  voting  on a  proposal  to  approve a distribution  agreement:  (i) fees charged to  comparably  sized funds with similar  investment  objectives;
                (ii) the distributor's  reputation and past performance;  and (iii)  competitiveness of the fund among other similar funds in the industry.

           8.   Names Rule  Proposals.  PIMCO may consider the following  factors when voting on a proposal to change a fund name,  consistent  with Rule 35d-1 of the 1940 Act:  (i)  whether  the fund  invests a minimum of 80% of its assets in the type of investments  suggested by the proposed name;  (ii) the political and economic  changes in the target market; and (iii) current asset composition.

           9.   Disposition  of  Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets,  terminate,  or liquidate the fund: (i) strategies  employed to salvage the fund;
                (ii) the fund's past performance; and (iii) the terms of the liquidation.

           10.  Changes to Charter  Documents.  PIMCO may  consider  the  following  when  voting on a proposal  to change a fund's  charter  documents:  (i) degree of change  implied by the  proposal;  (ii)  efficiencies  that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

           11.  Changing the Domicile of a Fund.  PIMCO may consider the  following  when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required  fundamental  policies of both states; and
                (iii) the increased flexibility available.

           12.  Change in Fund's  Subclassification.  PIMCO may consider the  following  when voting on a change in a fund's subclassification  from  diversified  to  non-diversified  or to permit  concentration  in an industry:  (i)
                potential  competitiveness;  (ii)  current and  potential  returns;  (iii) risk of  concentration;  and (iv)
                consolidation in the target industry.

Miscellaneous Provisions

           1.   Such Other Business.  Proxy ballots  sometimes  contain a proposal granting the board authority to "transact such other  business as may properly  come before the  meeting."  PIMCO may consider the  following  factors when  developing  a position on proxy  ballots  that  contain a proposal  granting  the board  authority  to
                "transact  such other  business as may properly come before the  meeting":  (i) whether the board is limited in what  actions it may legally take within such  authority;  and (ii)  PIMCO's  responsibility  to consider actions before supporting them.

           2.   Equal Access.  PIMCO may consider the following  factors when voting on equal  access:  (i) the  opportunity for significant company  shareholders to evaluate and propose voting  recommendations on proxy proposals and director  nominees,  and to nominate  candidates to the board;  and (ii) the added  complexity and burden of providing shareholders with access to proxy materials.

           3.   Charitable   Contributions.   PIMCO  may  consider  the   following   factors  when  voting  on   charitable
                contributions:  (i) the potential  benefits to  shareholders;  and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

           4.   Special  Interest Issues.  PIMCO may consider the following  factors when voting on special interest issues:
                (i) the long-term  benefit to shareholders  of promoting  corporate  accountability  and  responsibility  on social issues; (ii) management's  responsibility with respect to special interest issues; (iii) any economic costs and  restrictions  on management;  (iv) a client's  instruction  to vote proxies in a specific  manner and/or in a manner different from these Policies and Procedures;  and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                                             * * * * *

CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

o Separate  accounts (the  "Accounts") of Thrivent  Financial  and Thrivent Life Insurance  Company,  which are used to fund benefits under various variable life insurance and variable annuity contracts (each a "variable  contract") issued by Thrivent  Financial and
Thrivent Life Insurance Company ; and

o  Retirement plans sponsored by Thrivent Financial.

As of December 31, 2003,  Thrivent Financial owned of record or beneficially the percentages of each Portfolio's  outstanding shares as shown below.  Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

                                                Thrivent Financial Ownership for Its Own    Thrivent Financial Ownership through
Portfolio                                                       Account                          the Thrivent Savings Plan
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Partner Technology Portfolio                              N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Partner Small Cap Value Portfolio                         N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Small Cap Stock Portfolio                                 N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Small Cap Index Portfolio                                 N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Mid Cap Stock Portfolio                                   N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Mid Cap Index Portfolio                                   N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Large Cap Stock Portfolio                                 N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Large Company Index Portfolio                             N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Real Estate Securities Portfolio                          N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Balanced Portfolio                                        N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Partner High Yield Portfolio                              N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Bond Index Portfolio                                      N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------
Thrivent Mortgage Securities Portfolio                             N/A                                       N/A
---------------------------------------------- ------------------------------------------- ---------------------------------------

To the knowledge of the Fund, no Contract owner beneficially owns five percent or more of any Portfolio.

As of December 31, 2003, the Directors and officers of the Fund as a group owned  beneficially less than 1% of the outstanding shares of any Portfolio.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Thrivent Financial is registered as an investment adviser under the Investment  Advisers Act of 1940.  Thrivent  Financial,  founded in 1902 under the laws of  Wisconsin,  is a fraternal  benefit  society  owned by and  operated  for its  members.  It is subject to regulation by the Office of the  Commissioner of Insurance of the State of Wisconsin as well as by the insurance  departments of all the other states and jurisdictions in which it does business. Thrivent Life is an indirect subsidiary of Thrivent Financial.

Thrivent  Financial  also  serves as the  investment  adviser  to  several  portfolio  series of another  investment  company.  When investment  opportunities arise that may be appropriate for one of the Portfolios and one or more of such other companies,  Thrivent
Financial will not favor one over another and may allocate  investments  among them in an impartial  manner believed to be equitable to each entity  involved.  The allocations  will be based on the investment  objectives and current cash and investment  position of each.  Because the various entities for which Thrivent  Financial acts as investment  adviser have different  investment  objectives and positions,  the Adviser may from time to time buy a particular  security for one or more such entities while at the same time it sells such securities for another.

Investment decisions for the Thrivent Partner Technology  Portfolio,  Thrivent Partner Small Cap Value Portfolio,  Thrivent Thrivent
Small Cap Stock  Portfolio,  Thrivent  Small  Cap Index  Portfolio,  Thrivent  Mid Cap  Stock  Portfolio,  Thrivent  Large Cap Stock
Portfolio,  Thrivent Large Cap Index Portfolio,  Thrivent Real Estate Securities  Portfolio,  Thrivent Balanced Portfolio,  Thrivent
Partner High Yield  Portfolio,  Thrivent  Bond Index  Portfolio  and Thrivent  Mortgage  Securities  Portfolio  are made by Thrivent
Financial,  subject to the overall direction of the Board of Directors.  Thrivent  Financial also provides  investment  research and supervision  of these  Portfolios'  investments  and  conducts  a  continuous  program  of  investment  evaluation  and  appropriate disposition and reinvestment of their assets.

Investment Subadvisers
Subject to the overall  direction of the Board of Directors,  Thrivent  Financial  provides  overall  investment  supervision of the
Thrivent Partner High Yield Portfolio, with investment decisions being made by investment subadvisers.

                                               Thrivent Partner High Yield Portfolio

Pacific Investment Management Company LLC ("PIMCO")

Thrivent  Investment  Mgt. has engaged Pacific  Investment  Management  Company LLC ("PIMCO"),  located at 800 Newport Center Drive,
Newport Beach,  California  92660.  With assets under management of  approximately  $323.4 billion as of March 31, 2003, the company is one of the  world's  foremost  bond fund  managers.  PIMCO  oversees  more than 120 funds in all.  The company is part of Allianz
Dresdner  Asset  Management  of America L.P.  (ADAM-LP),  which is an indirect unit of Allianz AG, a  European-based,  multinational insurance and financial services holding company.

Advisory And Subadvisory Agreements

Investment Advisory Agreement

The  Investment  Advisory  Agreement  provides that it shall  continue in effect with respect to each Portfolio from year to year as long as it is approved at least  annually both (i) by a vote of a majority of the  outstanding  voting  securities of such Portfolio
(as defined in the 1940 Act) or by the  Directors  of the Fund,  and (ii) in either  event by a vote of a majority of the  Directors who are not parties to the Advisory  Contract or "interested  person" of any party  thereto,  cast in person at a meeting called for the purpose of voting on such  approval.  The Advisory  Contract may be terminated  on 60 day''  written  notice by either party and will  terminate  automatically  in the event of its  assignment,  as defined  under the 1940 Act and  regulations  thereunder.  Such regulations  provide  that a  transaction  which does not result in a change of actual  control or  management  of an adviser is not deemed an assignment.

The  Investment  Advisory  Agreement  provides  that the Fund will pay,  or provide  for the  payment  of, the  compensation  of the directors  who are not  affiliated  with Thrivent  Financial or Thrivent  Life and all other  expenses of the Fund (other than those assumed by Thrivent  Financial),  including  governmental fees, interest charges,  taxes,  membership dues in the Investment Company
Institute  allocable to the Fund,  fees and  expenses of the  independent  auditors,  of legal  counsel and of any  transfer  agent, registrar  and dividend  disbursing  agent of the Fund,  expenses of  preparing,  printing and mailing  prospectuses,  shareholder''
reports,  notices,  proxy statements and reports to governmental  officers and commissions,  expenses  connected with the execution, recording and settlement of portfolio security transactions,  insurance premiums,  fees and expenses of the Fund's custodian for all services  to the Fund,  expenses  of  calculating  the net asset  value of the  shares of the  Portfolio  of the Fund,  expenses  of shareholder''  meetings and expenses  relating to the  issuance,  registration  and  qualification  of shares of the Fund.  Thrivent
Financial  and  Thrivent  Life have agreed with the Fund to pay, or to reimburse  the Fund for the payment of, all of the  foregoing expenses.

Thrivent Financial also furnishes at its own expense all necessary  administrative  services,  office space,  equipment and clerical personnel for servicing the  investments  of the Fund and  maintaining  its  organization,  and investment  advisory  facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund.

Thrivent  Financial  receives an investment  advisory fee as  compensation  for its services to the Fund.  The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.

        Thrivent Partner Technology Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Partner Small Cap Value Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Small Cap Stock Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Small Cap Index Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Mid Cap Stock Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Large Cap Index Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Large Cap Index Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Real Estate Securities Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Balanced Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Partner High Yield Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Bond Index Portfolio
        ---------------------------------------------- ---------------------------------------- -----------------------------
        Thrivent Mortgage Securities Portfolio

During the last three fiscal years,  Thrivent  Financial was paid the following  total dollar amounts under the investment  advisory contracts then in effect.

        Portfolio                                                      12/31/03                 12/31/02                  12/31/01
        -------------------------------------------------- ------------------------- ------------------------ ---------------------
        Thrivent Partner Technology Portfolio                             N/A                       N/A                      N/A
        -------------------------------------------------- ------------------------- ------------------------ ---------------------
        Thrivent Partner Small Cap Value Portfolio                        N/A                       N/A                      N/A
        -------------------------------------------------- ------------------------- ------------------------ ---------------------
        Thrivent Small Cap Stock Portfolio                                N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Small Cap Index Portfolio                                N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Mid Cap Stock Portfolio                                  N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Large Cap Index Portfolio                                N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Large Cap Index Portfolio                                N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Real Estate Securities Portfolio                         N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Balanced Portfolio                                       N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Partner High Yield Portfolio                             N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Bond Index Portfolio                                     N/A                       N/A                      N/A
         -------------------------------------------------- ------------------------- ------------------------ --------------------
        Thrivent Mortgage Securities Portfolio                            N/A                       N/A                      N/A

Investment Subadvisory Agreements

Each  Investment  Subadvisory  Agreement  between  Thrivent  Financial,  the Fund and a subadviser  (each a "Subadvisory  Contract")
provides  that it shall  continue in effect with  respect to the  subadvised  Portfolio  for two years from its  effective  date and thereafter  from year to year as long as it is  approved  at least  annually  both (i) by a vote of a  majority  of the  outstanding voting  securities of such  Portfolio  (as defined in the 1940 Act) or by the  Directors of the Fund,  and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the Subadvisory  Contract,  cast in person at a meeting called for the purpose of voting on such  approval.  The  Subadvisory  Contract may be terminated on 60 days' written notice by the Board of  Directors  of the Fund or by a vote of a majority  of the  outstanding  voting  securities  of such  Portfolio  (as defined in the 1940 Act).  The  Subadvisory  Contract may also be  terminated by the  subadviser  on 60 days'  written  notice or by
Thrivent  Financial (i) on at least 60 days' prior written notice to the subadviser,  without the payment of any penalty;  (ii) upon material breach by the subadviser of any of the representations and warranties set forth in the Subadvisory  Contract,  if not cured within 20 days; or (iii) if the subadviser  becomes unable to discharge its duties and obligations  under the Subadvisory  Contract.
The  Subadvisory  Contract  will  terminate  automatically  in the  event  of its  assignment,  as  defined  under  the 1940 Act and regulations  thereunder.  Such  regulations  provide  that a  transaction  which  does not  result in a change of actual  control or management of an adviser is not deemed an assignment.

Thrivent Partner High Yield Portfolio - Pacific Investment Management Company LLC

Pacific  Investment  Management  Company LLC ("PIMCO"),  a Delaware limited  liability  company,  is a majority-owned  subsidiary of
Allianz  Dresdner Asset  Management of America L.P. ("ADAM LP").  Allianz AG ("Allianz") is the indirect  majority owner of ADAM LP.
Allianz is a European-based,  multinational  insurance and financial services holding company.  Pacific Life Insurance Company holds an indirect  minority  interest in ADAM LP. PIMCO is located at 840 Newport  Center  Drive,  Suite 300,  Newport  Beach,  California
92660.

Significant  institutional  shareholders of Allianz AG currently include Munchener  Ruckversicherungs-Gesellschaft  AG ("Munich Re")
and  Bayerische  Hypo-und  Vereinsbank  AG  ("Hypo  Vereinsbank").  In  mid  2001,  Allianz  AG  acquired  Dresdner  Bank  AG  whose broker-dealer  subsidiaries  include Dresdner Kleinwort Benson,  Dresdner Kleinwort  Wasserstein and Grantchester  Securities.  Such
broker-dealers  as well as others  including  Creidt  Lyonnais SA, Credit  Lyonnais SA, HVB Capital  Markets,  and  UniCredit  Banca
Mobiliare  S.P.A.  that might be  controlled by or  affiliated  with Allianz AG or these  entities  (collectively,  the  "Affiliated
Brokers"),  may be considered to be affiliated  persons of PIMCO.  Absent an SEC exemption or other relief,  the Funds generally are precluded  from  effecting  principal  transactions  with the  Affiliaed  Brokers  and its  ability  to  purchase  securities  being underwritten  by an Affiliated  Broker or to utilize the  Affiliated  Brokers for agency  transactions  is subject to  restrictions.
PIMCO does not believe that the  restrictions on transactions  with the Affiliated  Brokers  described  above  materially  adversely affect its ability to provide  services to the Funds,  the Funds' ability to take advantage of market  opportunities,  or the Funds'
overall performance.

The  advisory fee for the  Thrivent  Partner High Yield  Portfolio is a daily charge equal to an annual rate of 0.40% of the average daily net assets of the Portfolio.  From this amount the subadviser is paid the following fee based on assets under management.

                                        Thrivent Partner High Yield Portfolio PIMCO
                         ------------------------------------------- -------------------------------
                                        Total Assets                           Annual Fee
                         ------------------------------------------- -------------------------------
                                       On all assets                             0.25%

Board Approval Of Investment Advisory Agreement

On November 12, 2003, the Board of Directors of the Fund (the  "Board"),  including the directors who are not  "interested  persons"
of  Thrivent  Financial  or the Fund  ("Independent  Directors"),  unanimously  voted to approve  the  current  investment  advisory agreement between the Fund and Thrivent Financial with respect to each Portfolio of the Fund.

In fulfilling  its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the  investment  advisory agreement and  subadvisory  agreements,  especially as they relate to the fees to be paid. In evaluating fees the Board examines the total  compensation  to be received  by the adviser and the  subadvisers,  both in cash and other  benefits,  in order to  determine whether  such fees are fair and  reasonable  in light of the  services  performed,  the value of such  services  to the Fund and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o   The services to be provided to the Portfolios by the adviser and the subadvisers, and the qualifications of each of them;
o   The fee structure  for each of the  Portfolios  generally  and in relation to those  charged to comparable  mutual funds, especially with respect to break-points;
o   The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o   The extent of profits derived by the adviser and subadviser under the agreements;
o   The  performance  of each of the  Portfolios  in general and in  comparison to other  investment  companies  with similar investment objectives over a comparable period of time; and
o   The availability, cost and value of alternative means of obtaining such services.

Affiliated Persons

The following directors and officers of Thrivent Financial, the Funds' investment adviser, are affiliated with the Fund:

           Affiliated Person                        Position with Thrivent Financial
           -----------------                        --------------------------------
           John O. Gilbert                          Chairman
           Pamela J. Moret                          Executive Vice President, Marketing and Products
           James H. Abitz                           Senior Vice President, Investments
           Charles D. Gariboldi                     Vice President, Investment Accounting

OTHER SERVICES

Custodian
State Street Bank and Trust Company,  225 Franklin Street,  Boston,  Massachusetts 02110, is the custodian of the securities held by the Portfolios  and is authorized to use various  securities  depository  facilities,  such as the Depository  Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

Independent Accountants
PricewaterhouseCoopers  LLP, 650 Third Avenue South,  Suite 1300,  Minneapolis,  Minnesota 55402,  serves as the Fund's  independent accountants,  providing  professional  services  including  audits  of  the  Fund's  annual  financial  statements,  assistance  and consultation  in connection with Securities and Exchange  Commission  filings,  and review of the annual income tax returns filed on behalf of the Fund.

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

Brokerage Transactions

In connection  with the  management of the  investment  and  reinvestment  of the assets of the  Portfolios,  the Advisory  Contract authorizes Thrivent  Financial,  acting by its own officers,  directors or employees or by a subadviser,  , to select the brokers or dealers that will execute  purchase and sale  transactions  for the Portfolios.  In executing  portfolio  transactions and selecting brokers or dealers,  if any, Thrivent  Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall  terms  available  for any  transaction,  Thrivent  Financial  and the  subadvisers  will consider all factors it deems  relevant,  including  the breadth of the market in and the price of the  security,  the  financial  condition  and execution  capability of the broker or dealer,  and the reasonableness of the commission,  if any (for the specific  transaction and on a continuing  basis).  In evaluating the best overall terms available,  and in selecting the broker or dealer, if any, to execute a particular  transaction,  Thrivent  Financial and the subadvisers may also consider the brokerage and research  services (as those terms are defined in Section  28(e) of the  Securities  Exchange Act of 1934)  provided to any other  accounts  over which  Thrivent
Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent  Financial  and the  subadvisers  may pay to a broker or dealer  who  provides  such  brokerage  and  research  services  a commission  for  executing a portfolio  transaction  which is in excess of the amount of commission  another  broker or dealer would have charged for effecting that transaction if, but only if, Thrivent  Financial or a subadviser  determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the  above-described  services may supplant services for which Thrivent  Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

The Fund's  Board has  approved  procedures  in  conformity  with Rule 10f-3  under the 1940 Act whereby a  Portfolio  may  purchase securities  that are offered in  underwritings  in which an affiliate  of a subadviser  participates.  These  procedures  prohibit a
Portfolio from directly or indirectly  benefiting a subadviser  affiliate in connection with such  underwritings.  In addition,  for underwritings  where a subadviser  affiliate  participates as a principal  underwriter,  certain  restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment  decisions for a Portfolio are and will continue to be made  independently  from those of other investment  companies and accounts managed by Thrivent  Financial Such other  investment  companies and accounts may also invest in the same securities as a  Portfolio.  When  purchases  and sales of the same  security  are made at  substantially  the same  time on behalf of such  other investment  companies  and accounts,  transactions  may be averaged as to the price and  available  investments  allocated as to the amount in a manner which  Thrivent  Financial  and its  affiliates  believe to be equitable to each  investment  company or account, including the Portfolio.  In some instances,  this investment  procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

Brokerage Commissions
During the last three fiscal years, the Portfolios paid the following brokerage fees:

                            Portfolio                                12/31/03                  12/31/02                  12/31/01
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Partner Technology Portfolio                           N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Partner Small Cap Value Portfolio                      N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Small Cap Stock Portfolio                              N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Small Cap Index Portfolio                              N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Mid Cap Stock Portfolio                                N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Mid Cap Index Portfolio                                N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Large Cap Stock Portfolio                              N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Large Cap Index Portfolio                              N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Real Estate Securities Portfolio                       N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Balanced Portfolio                                     N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Partner High Yield Portfolio                           N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Bond Index Portfolio                                   N/A                       N/A                      N/A
         ------------------------------------------------- ------------------------- ------------------------ ---------------------
         Thrivent Mortgage Securities Portfolio                          N/A                       N/A                      N/A

The following  table  indicates the total amount of brokerage  commissions  paid by each  Portfolio to firms that provided  research services and the aggregate  amount of  transactions  relating to such  commissions  for the fiscal year ended December 31, 2002. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

                             Portfolio                            Commissions         Aggregate Transactions
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Partner Technology Portfolio                               N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Partner Small Cap Value Portfolio                          N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Small Cap Stock Portfolio                                  N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Small Cap Index Portfolio                                  N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Mid Cap Stock Portfolio                                    N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Large Cap Index Portfolio                                  N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Large Cap Index Portfolio                                  N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Real Estate Securities Portfolio                           N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Balanced Portfolio                                         N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Partner High Yield Portfolio                               N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Bond Index Portfolio                                       N/A                      N/A
         -------------------------------------------------- ------------------------ --------------------------
         Thrivent Mortgage Securities Portfolio                              N/A                      N/A

Portfolio Turnover Rate

The rate of portfolio  turnover in the  Portfolios  will not be a limiting  factor when  Thrivent  Financial  or a subadviser  deems changes  in a  Portfolio's  assets  appropriate  in view of its  investment  objectives.  As a result,  while a  Portfolio  will not purchase or sell securities  solely to achieve short term trading  profits,  a Portfolio may sell  securities  without regard to the length of time held if  consistent  with the  Portfolio's  investment  objective.  A higher degree of equity  trading  activity will increase  brokerage  costs to a Portfolio.  The  portfolio  turnover  rate is computed by dividing the dollar  amount of  securities purchased or sold (whichever is smaller) by the average value of securities  owned during the year.  Short-term  investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

CAPITAL STOCK

The total  number of shares of capital  stock which the Fund has  authority  to issue is  10,000,000,000  shares of the par value of
$.01 per share.  All shares are divided into certain  classes of capital  stock,  each class  comprising a certain  number of shares and having the  designations  indicated,  subject,  however,  to the  authority to increase and decrease the number of shares of any class granted to the Board of Directors.

        Class                                                                                             Number of Shares
        ------------------------------------------------------------------------------------------------------------------
        Thrivent Partner Technology Portfolio................................................................200,000,000

        Thrivent Partner Small Cap Value Portfolio...........................................................200,000,000

        Thrivent Small Cap Stock Portfolio....................................................................50,000,000

        Thrivent Small Cap Index Portfolio...................................................................200,000,000

        Thrivent Mid Cap Stock Portfolio.....................................................................200,000,000

        Thrivent Mid Cap Index Portfolio.....................................................................200,000,000

        Thrivent Large Cap Stock Portfolio...................................................................200,000,000

        Thrivent Large Cap Index Portfolio...................................................................200,000,000

        Thrivent Real Estate Securities Portfolio............................................................200,000,000

        Thrivent Balanced Portfolio..........................................................................400,000,000

        Thrivent Partner High Yield Portfolio................................................................200,000,000

        Thrivent Bond Index Portfolio........................................................................200,000,000

        Thrivent Mortgage Securities Portfolio...............................................................200,000,000

Subject to any then applicable statutory  requirements,  the balance of any unassigned shares of the authorized capital stock may be issued in such classes,  or in any new class or classes  having such  designations,  such powers,  preferences  and rights as may be fixed and determined by the Board of Directors.  In addition,  and subject to any applicable  statutory  requirements,  the Board of
Directors  has the  authority to increase or decrease the number of shares of any class,  but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each  share of stock of the Fund shall be  entitled  to one vote for each full  share and a  fractional  vote for each fractional  share of stock,  irrespective of the class,  then standing in such holder's name on the books of the Fund. On any matter submitted to a vote of  shareholders,  all shares of the Fund will be voted in the  aggregate  and not by class except that (a) when otherwise  expressly  required by statutes or the Investment  Company Act of 1940 shares will be voted by individual class, (b) only shares of a particular  Portfolio are entitled to vote on matters  concerning  only that Portfolio,  and (c) fundamental  objectives and  restrictions  may be changed,  with  respect to any  Portfolio,  if such  change is  approved by the holders of a majority  (as defined  under the  Investment  Company Act of 1940) of the  outstanding  shares of such  Portfolio.  No  shareholder  will have any cumulative voting rights.

The shares of each class, when issued, will be fully paid and nonassessable,  have no preference,  preemptive,  conversion, exchange or similar  rights and will be freely  transferable.  The  consideration  received by the Fund for the sale of shares  shall  become part of the assets of the  Portfolio  to which the shares of the class  relates.  Each  share will have a pro rata  interest  in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of  Directors  may from time to time  declare  and pay  dividends  or  distributions,  in stock or in cash,  on any or all classes of stock,  the amount of such  dividends  and  distributions  and the payment of them being wholly in the  discretion of the
Board.  Dividends  or  distributions  on shares of any class of stock  shall be paid  only out of  undistributed  earnings  or other lawfully available funds belonging to such class.

Inasmuch as one goal of the Fund is to qualify as a  Regulated  Investment  Company  under the  Internal  Revenue  Code of 1986,  as amended,  and the  regulations  promulgated  thereunder,  and inasmuch as the computation of net income and gains for Federal income tax  purposes  may vary  from the  computation  thereof  on the  books of the  Fund,  the  Board of  Directors  has the power in its discretion  to  distribute  in any fiscal year as  dividends,  including  dividends  designated in whole or in part as capital gains distributions,  amounts  sufficient  in the  opinion of the Board to enable the Fund and each  portfolio  to qualify as a  Regulated
Investment Company and to avoid liability for Federal income tax in respect of that year.

The assets  belonging to any class of stock will be charged with the liabilities in respect to such class,  and will also be charged with their share of the general liabilities of the Fund in proportion to the asset values of the respective classes.

NET ASSET VALUE

THRIVENT PARTNER TECHNOLOGY PORTFOLIO, THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO, THRIVENT SMALL CAP STOCK PORTFOLIO, THRIVENT
SMALL CAP INDEX PORTFOLIO, THRIVENT MID CAP STOCK PORTFOLIO, THRIVENT MID CAP INDEX PORTFOLIO, THRIVENT LARGE CAP STOCK PORTFOLIO,
THRIVENT LARGE CAP INDEX PORTFOLIO, THRIVENT REAL ESTATE SECURITIES PORTFOLIO, THRIVENT BALANCED PORTFOLIO, THRIVENT PARTNER HIGH
YIELD PORTFOLIO, THRIVENT BOND INDEX PORTFOLIO, AND THRIVENT MORTGAGE SECURITIES PORTFOLIO.

The net asset  value per share is  determined  at the close of each day the New York Stock  Exchange  (the  "NYSE") is open,  or any other day as provided by Rule 22c-1 under the  Investment  Company Act of 1940.  Determination  of net asset value may be  suspended when the NYSE is closed or if certain  emergencies  have been  determined to exist by the  Securities  and Exchange  Commission,  as allowed by the Investment Company Act of 1940.

Net asset value is determined by adding the market or appraised value of all securities and other assets;  subtracting  liabilities;
and dividing the result by the number of shares outstanding.

The market value of each  Portfolio's  securities is determined at the close of regular  trading of the NYSE on each day the NYSE is open.  The value of portfolio securities is determined in the following manner:

o  Equity  securities  traded on the NYSE or any other national  securities  exchange are valued at the last sale price.  If there has been no sale on that day or if the security is unlisted,  it is valued at prices  within the range of the current bid and asked prices considered best to represent value in the circumstances.

o  Equity securities not traded on a national  securities  exchange are valued at prices within the range of the current bid and asked prices  considered  best to represent the value in the  circumstances,  except that securities for which  quotations are furnished  through the nationwide  automated  quotation  system approved by the NASDAQ will be valued at their last sales prices so  furnished on the date of  valuation,  if such  quotations  are available for sales occurring on that day.

o  Bonds and other income securities traded on a national  securities exchange will be valued at the last sale price on such national  securities  exchange that day. Thrivent Financial may value such securities on the basis of prices provided  by an  independent  pricing  service  or within  the  range of the  current  bid and asked  prices considered best to represent the value in the circumstances,  if those prices are believed to better reflect the fair market value of such exchange listed securities.

o  Bonds and other income  securities  not traded on a national  securities  exchange will be valued within the range of the current bid and asked prices  considered best to represent the value in the  circumstances.  Such securities may also be valued on the basis of prices  provided by an  independent  pricing  service if those prices are believed to reflect the fair market value of such securities.

Short-term  securities with maturities of 60 days or less are valued at amortized cost;  those with maturities  greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent  pricing  services may be determined  without  relying  exclusively on quoted prices and may consider
institutional  trading  in  similar  groups  of  securities,   yield,  quality,  coupon  rate,  maturity,  type  of  issue,  trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally,  trading  in  foreign  securities,  as well as U.S.  Government  securities,  money  market  instruments  and  repurchase agreements,  is  substantially  completed  each day at various times prior to the close of the NYSE.  The values of such  securities used in computing the net asset value of shares of a Portfolio are  determined as of such times.  Foreign  currency  exchange  rates are also  generally  determined  prior to the close of the NYSE.  Occasionally,  events  affecting the value of such  securities and exchange rates may occur between the times at which they are  determined  and the close of the NYSE,  which will not be reflected in the  computation of net asset values.  If during such periods  events occur which  materially  affect the value of such  securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities  initially  expressed in foreign currencies will be converted into U.S.  dollars quoted by a major bank that is a regular  participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

TAX STATUS

The  Portfolios  expect to pay no federal  income tax because  they intend to meet  requirements  of  Subchapter  M of the  Internal
Revenue Code applicable to regulated  investment  companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, each Portfolio must, among other requirements:

o   derive at least 90% of its gross income from dividends,  interest,  gains from the sale of securities,  and certain other investments;
o   invest in securities within certain statutory limits; and
o   distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio's policy to distribute  substantially all of its income on a timely basis,  including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Portfolio is also  generally  required to distribute to  shareholders  at least 98% of its ordinary  income  earned  during the calendar  year and 98% of its net capital  gains  realized  during the 12-month  period  ending
December 31.

DISTRIBUTIONS

Dividends and capital gains  distributions  of each  Portfolio will be reinvested in additional  full and fractional  shares of that
Portfolio.

Dividends
Dividends are declared and paid as follows:

           Declared daily and             Thrivent Mortgage Securities Portfolio
            paid monthly                  Thrivent Partner High Yield Portfolio
                                          Thrivent Bond Index Portfolio

           Declared and paid annually     Thrivent Partner Technology Portfolio
                                          Thrivent Partner Small Cap Value Portfolio
                                          Thrivent Small Cap Stock Portfolio
                                          Thrivent Small Cap Index Portfolio
                                          Thrivent Mid Cap Stock Portfolio
                                          Thrivent Mid Cap Index Portfolio
                                          Thrivent Large Cap Stock Portfolio
                                          Thrivent Large Cap Index Portfolio
                                          Thrivent Real Estate Securities Portfolio
                                          Thrivent Balanced Portfolio

Income dividends are derived from investment income,  including dividends,  interest, and certain foreign currency gains received by a Portfolio.

Capital Gains
While the  Portfolios do not intend to engage in short-term  trading,  they may dispose of securities  held for only a short time if
Thrivent  Financial or the  subadviser  believes it to be advisable.  Such changes may result in the  realization  of capital gains.
Each  Portfolio  distributes  its realized gains in accordance  with federal tax  regulations.  Distributions  from any net realized capital gains will usually be declared in February.

Contract  owners should  review the documents  pertaining to their  variable  contracts for  information  regarding the personal tax consequences of purchasing such a contract.

Under existing tax law,  dividends or capital gains  distributions from a Portfolio are not currently taxable to holders of variable annuity  contracts when left to accumulate  within a variable  contract.  Depending on the variable  contract,  withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

DESCRIPTION OF DEBT RATINGS

                                                         Ratings By Moody's

Moody's  Investors  Service,  Inc.  describes  grades of corporate debt securities and "Prime-1" and "Prime-2"  commercial  paper as follows:

Bonds:

Aaa    Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of  investment  risk and are generally  referred to as "gilt edged".  Interest payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     Bonds which are rated Aa are judged to be of high quality by all  standards.  Together  with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa  securities  or  fluctuation  of  protective  elements  may be of greater  amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      Bonds  which are rated A possess  many  favorable  investment  attributes  and are to be  considered  as upper  medium  grade obligations.  Factors  giving  security to principal and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    Bonds which are rated Baa are considered as medium grade  obligations,  i.e.,  they are neither  highly  protected nor poorly secured.  Interest  payments and principal  security appear adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable  over any great  length of time.  Such bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba     Bonds which are rated Ba are judged to have speculative  elements;  their future cannot be considered as well assured.  Often the protection of interest and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B      Bonds which are rated B generally  lack  characteristics  of the  desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    Bonds  which are rated Caa are of poor  standing.  Such  issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca     Bonds which are rated Ca represent  obligations  which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C      Bonds which are rated C are the lowest  rated class of bonds and issues so rated can be  regarded  as having  extremely  poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting  institutions)  have a superior capacity for repayment of senior short-term  promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o   Leading market positions in well-established industries.
o   High rates of return of funds employed.
o   Conservative capitalization structures with moderate reliance on debt and ample asset protection.
o   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o   Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of senior  short-term  promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a lesser  degree.  Earning  trends and coverage ratios, while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Ratings By Standard & Poor's

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA     Debt rated AAA has the highest  rating  assigned  by Standard & Poor's.  Capacity to pay  interest  and repay  principal  is extremely strong.

AA      Debt rated AA has a very strong  capacity to pay  interest  and repay  principal  and differs  from AAA issues only in small degree.

A       Debt rated A is somewhat more  susceptible to the adverse effects of changes in circumstances  and economic  conditions than debt in higher rated  categories.  However,  the obligor's  capacity to meet its financial  commitments on the obligation is still strong.

BBB     Debt rated BBB exhibits  adequate  protection  parameters,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitments  on the obligation in this category than in higher rated categories.

BB      Debt  rated  BB is  less  vulnerable  to  nonpayment  than  other  speculative  issues.  However,  it  faces  major  ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to inadequate  capacity of the  obligor  to meet  its  financial  commitments  on the  obligation.  The BB  rating  category  is also  used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B       Debt rated B is more  vulnerable to nonpayment  but  currently  has the capacity to meet its  financial  commitments  on the obligation.  Adverse business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial  commitments on the  obligation.  The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC     Debt rated CCC is vulnerable to nonpayment,  and is dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitments  on the  obligation.  In the event of adverse  business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial  commitments on the  obligation.
        The CCC rating  category  is also used for debt  subordinated  to senior  debt that is assigned an actual or implied B or B-
        rating.

CC     The rating CC typically is currently highly vulnerable to nonpayment.

C      The rating C typically  is applied to debt  subordinated  to senior  debt which is  assigned  an actual or implied  CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy  petition has been filed or similar action has been taken but payments on the obligation are being continued.

D      Debt rated D is in payment  default.  The D rating  category is used when  payments  are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. The D rating  also will be used upon the  filing of a  bankruptcy  petition  or the  taking of similar  action if  payments  on the obligation are jeopardized.

Provisional  Ratings:  The letter "p"  indicates  that the rating is  provisional.  A  provisional  rating  assumes  the  successful completion of the project  financed by the debt being rated and indicates  that payment of debt service  requirements  is largely or entirely  dependent  upon the  successful  and timely  completion of the project.  This rating,  however,  while  addressing  credit quality  subsequent  to completion of the project,  makes no comment on the  likelihood  of, or the risk of default upon failure of, such completion.  The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor's  Corporation has the following  characteristics:  liquidity ratios are better than the industry  average;  long-term  senior  debt  rating  is "A" or  better  (however,  in some  cases a "BBB"  long-term  rating  may be acceptable);  the issuer has access to at least two  additional  channels of borrowing;  basic earnings and cash flow have an upward trend with allowances made for unusual  circumstances.  Also, the issuer's industry typically is well established,  the issuer has a strong  position  within its industry and the  reliability  and quality of management is  unquestioned.  Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

[To be included in subsequent amendments.]

                                     LB SERIES FUND, INC.

                                          PART C
                                    OTHER INFORMATION
                                    -----------------

Item 23.      Exhibits

   (a)     Articles of Incorporation of the Registrant (2)
   (b)     Restated Bylaws of the Registrant effective December 1, 1999 (10)
   (c)     Not applicable
   (d)(1)  Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (7)
   (d)(2)  Amendment No. 1 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (10)
   (d)(3)  Form of Investment Sub-advisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pacific
           Investment Management Company LLC(10)
   (e)     Not Applicable
   (f)     Not applicable
   (g)(1)  Custodian Contract between the Registrant and State Street Bank and Trust Company  (2)
   (g)(2)  Amendment to Custodian Contract dated February 1, 1989 (1)
   (g)(3)  Amendment to Custodian Contract dated January 11, 1990  (1)
   (g)(4)  Restated Amendment to Custodian Contract dated October 6, 2000 (5)
   (h)(1)  Letter Agreement for Line of Credit (4)
   (h)(2)  Form of Administrative Service Agreement (10)
   (h)(3)  Accounting Service Agreement (10)
   (h)(4)  Amendment No. 1 to Accounting Service Agreement (10)
   (h)(5)  Form of Participation Agreement between Thrivent Financial and the LB Series Fund, Inc. (10)
   (i)     Opinion and consent of counsel (11)
   (j)     Not applicable
   (k)     Not applicable
   (l)     Not applicable
   (m)     Not applicable
   (n)     Not applicable
   (o)     Not applicable
   (p)(1)  Code of Ethics of Registrant (7)
   (p)(2)  Code of Ethics of Pacific Investment Management Company LLC (10)
   (q)(1)  Powers of Attorney for Herbert F. Eggerding, Jr., Noel K. Estenson, Jodi L. Harpstead and Connie M. Levi (3)
   (q)(2)  Power of Attorney for Pamela J. Moret (7)
   (q)(3)  Power of Attorney for Charles D. Gariboldi and John O. Gilbert (8)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

     (1) Incorporated by reference from Post Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

     (2) Incorporated by reference from Post Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

     (3) Incorporated by reference from Post Effective Amendment No. 23 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 25, 1999.

     (4) Incorporated by reference from Post Effective Amendment No. 24 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 24, 2000.

     (5) Incorporated by reference from Post Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

     (8) Incorporated by reference from Post Effective Amendment No. 34 to the registration statement of Templeton Funds, Inc., file no. 002-60067, filed December 27, 2002.

     (7) Incorporated by reference from Post Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

     (8) Incorporated by reference from the initial registration statement of LB Series Fund, Inc. on Form N-14, file
no. 333-102519, filed January 15, 2003.

     (9) Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of LB Series Fund, Inc.
file no. 33-3677, filed on April 28, 2003.

    (10) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of LB Series Fund, Inc.
file no. 33-3677, filed on November 14, 2003.

    (11) Filed herewithin.

Item 24. Persons Controlled by or under Common Control with Registrant
----------------------------------------------------------------------
Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant's sponsor and investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except
Thrivent Property & Casualty Insurance Agency, Inc.

Thrivent Financial continues to provide high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members. Thrivent Financial operates under the laws of the State of Wisconsin and controls the following wholly-owned direct and indirect subsidiaries: (a) Thrivent Financial Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) Thrivent Investment Management Inc., a Delaware corporation that is a registered investment adviser and broker-dealer; (c) North Meadows Investment Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate; (d) Thrivent Financial Bank, a federally chartered bank; (e) Thrivent Service
Organization, Inc., a Wisconsin corporation that owns bank account withdrawal authorizations; (f) Thrivent Life Insurance Company, a Minnesota corporation stock life insurance company that markets variable products; (g) Thrivent Property & Casualty Insurance
Agency, Inc., a Minnesota corporation that markets auto and homeowners insurance products, (h) Thrivent Financial Investor
Services Inc., a Pennsylvania corporation and the transfer agent for the Lutheran Brotherhood Family of Funds; (i) Field Agents'
Brokerage Company, a Minnesota corporation that is a licensed life and health insurance agency and (j) MCB Financial Services,
Inc., a Minnesota Corporation currently not engaged in any formal business.  Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency,
Inc.

                                                            --------------------------------------
Parent Company                                                Thrivent Financial for Lutherans
                                                                      (Wisconsin corp.)

                                                            --------------------------------------
Holding Company                                                      Thrivent Financial
                                                                       Holdings, Inc.
                                                                      (Delaware corp.)

                    --------------------------------------- -------------------------------------- --------------------------------
Wholly-owned         Thrivent Investment Management Inc.           Thrivent Financial Bank          North Meadows Investment Ltd.
subsidiaries of                (Delaware corp.)                       (Federal charter)                   (Wisconsin corp.)
Thrivent Financial
Holdings, Inc.      --------------------------------------- -------------------------------------- --------------------------------
                     Thrivent Service Organization, Inc.       Thrivent Life Insurance Company       Thrivent Property & Casualty
                              (Wisconsin corp.)                       (Minnesota corp.)                 Insurance Agency, Inc.
                                                                                                          (Minnesota corp.)
                    --------------------------------------- -------------------------------------- --------------------------------
                       Field Agents' Brokerage Company           Thrivent Financial Investor                MCB Financial
                              (Minnesota corp.)                         Services Inc.                       Services, Inc.
                                                                    (Pennsylvania corp.)                  (Minnesota corp.)
                    --------------------------------------- -------------------------------------- --------------------------------

Item 25. Indemnification
------------------------

Section 4.01 of Registrant's First Amended and Restated Bylaws, filed as an Exhibit to Post-effective Amendment No. 25 of this
Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise,
Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the
Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

Thrivent Financial for Lutherans (the "Adviser") is the investment adviser of the Registrant.  The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law.  Additional information about the Adviser's financial industry activities or affiliations is set forth in the Form ADV of Subadviser currently on file with the Securities and
Exchange Commission (File No. 801-60701).  The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years.  (Their titles may have varied during that period.)

Name and Principal                                              Positions and Offices
Business Address                                                with Depositor
------------------                                              ---------------------
John O. Gilbert                                                 Director, Chairman

Bruce J. Nicholson                                              Director, President

Richard E. Beumer                                               Director
Vice Chairman
Jacobs Engineering Group, Inc.
501 N Broadway
St. Louis, MO  63102

Dr. Addie J. Butler                                             Director
Assistant to the Vice President
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, PA  19130

Gary J. Greenfield                                              Director
President
Wisconsin Lutheran College
8830 West Bluemound Road
Milwaukee, WI  53226

Robert H. Hoffman                                               Director
Vice President, Communication Division
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, MN  56002-3728

James M. Hushagen                                               Director
Partner
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, WA  98371

Richard C. Kessler                                              Director
President and Chief Executive Officer
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, FL  32819

Richard C. Lundell                                              Director
President
Lundell Financial Group
7341 Dogwood
Excelsior, MN  55331

John P. McDaniel                                                Director
Chief Executive Officer
MedStar Health
5565 Sterrett Place
Columbia, MD  21044

Paul W. Middeke                                                 Director
Lutheran High School Association of St. Louis
5401 Lucas & Harriet Road, Suite 103
St. Louis, MO  63121

Robert B. Peregrine                                             Director
Partner
Peregrine & Roth, S.C.
633 West Wisconsin Avenue
Milwaukee, WI  53203-1960

Paul D. Schrage                                                 Director
Retired Sr. Executive Vice President & Chief Marketing Officer
McDonald's Corporation
42237 N. 112th Place
Scottsdale, AZ  85262

Dr. Kurt M. Senske                                              Director
President and Chief Executive Officer
Lutheran Social Services
8305 Cross Park Drive
Austin, TX  78754

Dr. Albert Siu                                                  Director
Chief Learning Officer
AT&T
23 North Gate Road
Mendham, NJ  07945

Adrian M. Tocklin                                               Director
4961 Bacopa Lane
Suite 801
St. Petersburg, FL  33715

Roger G. Wheeler                                                Director
Formerly President
Wheel-Air Charter, Inc.
6109 West 104th Street
Bloomington, MN 55438

Rev. Thomas R. Zehnder                                          Director
6308 Chiswick Park
Williamsburg, VA 23188-6368

Lawrence W. Stranghoener                                        Executive Vice President and Chief Financial Officer

Woodrow E. Eno, Esq.                                            Senior Vice President, General Counsel and Secretary

Jon M. Stellmacher                                              Executive Vice President
4321 North Ballard Road
Appleton, WI  54919

Jennifer H. Martin                                              Senior Vice President

Pamela J. Moret                                                 Executive Vice President

Frederick A. Ohlde                                              Senior Vice President

Larry A. Robbins                                                Senior Vice President

James H. Abitz                                                  Senior Vice President

Randall L. Boushek                                              Senior Vice President and Treasurer

The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC ("Subadviser" for the
High Yield Bond Portfolio).  The business and other connections of the officers and directors of Subadviser are set forth in the
Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No 801-810893).

Item 27. Principal Underwriters
-------------------------------

Not Applicable

Item 28. Location of Accounts and Records
-----------------------------------------

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the
Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain
records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's custodian at the following locations:

            Name                                      Address
            ----                                      -------

Wells Fargo Bank Minnesota, N.A.             Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services
----------------------------
     Not Applicable.

Item 30. Undertakings
---------------------

     Not Applicable.

                                          SIGNATURES

     Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company
Act of 1940,  Registrant  certifies that it meets all of the requirements for effectiveness of this  Post-Effective  Amendment to its  Registration  Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this  amendment to its  Registration  Statement to be signed on its  behalf  by the  undersigned  thereunto  duly  authorized,  in the City of
Minneapolis and State of Minnesota, on the 16th day of January, 2004.

                                                      LB SERIES FUND, INC.

                                                      By: /s/ Brett L. Agnew
                                                          -------------------------------
                                                          Brett L. Agnew
                                                          Assistant Secretary and Senior Counsel

     Pursuant to the  requirements  of the  Securities  Act of 1933,  this  amendment  to this registration  statement  has been  signed  below by the  following  persons in the  capacities indicated on the 16th day of January 2004.

     Signature                      Title

     *                       President
------------------------     (Principal Executive Officer)
Pamela J. Moret

     *                       Treasurer and Principal
------------------------     Accounting Officer
Charles D. Gariboldi         (Principal Financial and Accounting Officer)

     *                       Director
-------------------------
Herbert F. Eggerding, Jr.

     *                       Director
-------------------------
Noel K. Estenson

     *                       Director
-------------------------
Jodi L. Harpstead

     *                       Director
-------------------------
Connie M. Levi

*Brett L. Agnew,  by signing  his name  hereto,  does  hereby sign this  document on behalf of each of the  above-named  directors and officers of LB Series Fund,  Inc.  pursuant to a power of attorney duly executed by such persons.

                                                               By: /s/ Brett L. Agnew
                                                                   ------------------------------------------
                                                                   Brett L. Agnew,
                                                                   Attorney-in-Fact

                                      INDEX TO EXHIBITS

Exhibit No.           Item
----------            --------------------------------------------------------

EX-99.(i)             Opinion and Consent of Counsel (PC Doc 43797)